UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06431

MANAGERS TRUST II

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2013 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Shares	Value
Common Stocks - 60.2%

Consumer Discretionary - 9.4%
AMC Networks, Inc., Class A*	2,000	$136,960
Bally Technologies, Inc.*	3,450	248,607
Best Buy Co., Inc.	3,800	142,500
Cabela’s, Inc.*	3,825	241,090
Cablevision Systems Corp.	5,900	99,356
CarMax, Inc.*	600	29,082
CBS Corp., Class B	6,025	332,339
Comcast Corp., Class A	2,800	126,420
Domino’s Pizza, Inc.	2,600	176,670
GameStop Corp., Class A	1,450	71,993
Gap, Inc., The	6,425	258,799
Hanesbrands, Inc.	1,300	81,003
Home Depot, Inc., The	6,475	491,113
Liberty Interactive Corp., Class A*	4,800	112,656
Michael Kors Holdings, Ltd.*	3,825	285,039
Netflix, Inc.*	1,000	309,210
Newell Rubbermaid, Inc.	3,650	100,375
Polaris Industries, Inc.	455	58,777
priceline.com, Inc.*	395	399,325
PulteGroup, Inc.	5,900	97,350
Staples, Inc.	3,100	45,415
Target Corp.	950	60,781
Tesla Motors, Inc.*,1	925	178,914
Thor Industries, Inc.	1,200	69,648
Total Consumer Discretionary		4,153,422

Consumer Staples - 5.9%
Altria Group, Inc.	2,275	78,146
Archer-Daniels-Midland Co.	4,150	152,886
Brown-Forman Corp., Class B	1,850	126,041
Coca-Cola Co., The	13,675	518,009
Coca-Cola Enterprises, Inc.	475	19,100
Costco Wholesale Corp.	1,575	181,314
Green Mountain Coffee Roasters, Inc.*,1	3,600	271,188
Hershey Co., The	1,850	171,125
JM Smucker Co., The	600	63,024
Kroger Co., The	1,025	41,349
Nu Skin Enterprises, Inc., Class A	3,025	289,614
PepsiCo, Inc.	200	15,900
Philip Morris International, Inc.	350	30,307
Procter & Gamble Co., The	795	60,094
Reynolds American, Inc.	5,425	264,632

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Consumer Staples - 5.9% (continued)
Safeway, Inc.	1,900	$60,781
Whole Foods Market, Inc.	4,450	260,325
Total Consumer Staples		2,603,835

Energy - 4.4%
Anadarko Petroleum Corp.	2,050	190,630
Cheniere Energy, Inc.*	825	28,166
Chevron Corp.	1,400	170,100
Diamond Offshore Drilling, Inc.	1,650	102,828
Dril-Quip, Inc.*	1,170	134,258
EOG Resources, Inc.	800	135,424
EQT Corp.	125	11,090
Exxon Mobil Corp.	7,395	636,266
Halliburton Co.	4,200	202,230
Noble Energy, Inc.	900	60,309
Oasis Petroleum, Inc.*	2,825	138,792
Patterson-UTI Energy, Inc.	700	14,966
Ultra Petroleum Corp.*,1	4,025	82,794
Valero Energy Corp.	1,125	38,419
Total Energy		1,946,272

Financials - 8.6%
Allstate Corp., The	1,750	88,463
American International Group, Inc.	3,600	175,068
Axis Capital Holdings, Ltd.	200	8,662
Bank of America Corp.	16,200	223,560
BlackRock, Inc.	420	113,660
Capitol Federal Financial, Inc.	2,700	33,561
Chubb Corp., The	400	35,704
CME Group, Inc.	1,700	125,596
Comerica, Inc.	2,800	110,068
Discover Financial Services	600	30,324
Endurance Specialty Holdings, Ltd.	600	32,232
Everest Re Group, Ltd.	450	65,435
Extra Space Storage, Inc.	2,875	131,531
Fidelity National Financial, Inc., Class A	1,325	35,245
First Horizon National Corp.	2,750	30,223
Goldman Sachs Group, Inc., The	550	87,016
JPMorgan Chase & Co.	5,423	280,315
Legg Mason, Inc.	700	23,408
Lincoln National Corp.	575	24,144
M&T Bank Corp.	75	8,394
McGraw-Hill Financial, Inc.	1,600	104,944
Moody’s Corp.	1,650	116,045
Nationstar Mortgage Holdings, Inc.*	3,200	179,936

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 8.6% (continued)
NYSE Euronext	1,625	$68,218
Progressive Corp., The	500	13,615
Public Storage	850	136,468
SLM Corp.	3,400	84,660
Spirit Realty Capital, Inc.	5,000	45,900
State Street Corp.	1,800	118,350
SunTrust Banks, Inc.	4,575	148,322
Travelers Cos., Inc., The	3,550	300,934
US Bancorp	2,100	76,818
Waddell & Reed Financial, Inc., Class A	1,750	90,090
Wells Fargo & Co.	3,625	149,785
Weyerhaeuser Co.	12,600	360,738
XL Group PLC	4,750	146,395
Total Financials		3,803,827

Health Care - 8.1%
AbbVie, Inc.	2,450	109,589
Actavis, Inc.*	400	57,600
Aetna, Inc.	1,925	123,239
Alexion Pharmaceuticals, Inc.*	725	84,216
AmerisourceBergen Corp.	2,200	134,420
Amgen, Inc.	2,258	252,761
Boston Scientific Corp.*	4,900	57,526
Cooper Cos., Inc., The	250	32,423
Cubist Pharmaceuticals, Inc.*	850	54,018
Eli Lilly & Co.	1,100	55,363
Illumina, Inc.*	1,400	113,162
Jazz Pharmaceuticals PLC*	2,075	190,838
Johnson & Johnson	2,800	242,732
Medtronic, Inc.	3,500	186,375
Merck & Co., Inc.	350	16,664
Mylan, Inc.*	8,125	310,131
Onyx Pharmaceuticals, Inc.*	200	24,934
Patterson Cos., Inc.	2,425	97,485
Pfizer, Inc.	7,857	225,574
Pharmacyclics, Inc.*	550	76,131
Regeneron Pharmaceuticals, Inc.*	1,400	438,018
ResMed, Inc.	6,520	344,386
Salix Pharmaceuticals, Ltd.*	825	55,176
St Jude Medical, Inc.	2,900	155,556
Stryker Corp.	300	20,277
Warner Chilcott PLC, Class A	5,250	119,963
Total Health Care		3,578,557

Industrials - 5.9%
AECOM Technology Corp.*	1,800	56,286

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 5.9% (continued)
AMERCO*	200	$36,826
B/E Aerospace, Inc.*	325	23,992
Colfax Corp.*	3,975	224,548
Con-way, Inc.	1,600	68,944
Crane Co.	1,350	83,255
Delta Air Lines, Inc.	13,500	318,465
General Dynamics Corp.	300	26,256
General Electric Co.	3,600	86,004
Graco, Inc.	800	59,248
Hexcel Corp.*	650	25,220
Honeywell International, Inc.	400	33,216
Illinois Tool Works, Inc.	700	53,389
Northrop Grumman Corp.	3,700	352,462
Pall Corp.	800	61,632
Rockwell Automation, Inc.	425	45,450
RR Donnelley & Sons Co.[1]	750	11,850
SPX Corp.	1,800	152,352
Union Pacific Corp.	2,675	415,535
United Technologies Corp.	1,000	107,820
Valmont Industries, Inc.	700	97,237
WW Grainger, Inc.	940	246,007
Total Industrials		2,585,994

Information Technology - 12.6%
Adobe Systems, Inc.*	4,225	219,447
Akamai Technologies, Inc.*	5,700	294,690
ANSYS, Inc.*	1,400	121,128
AOL, Inc.*	2,200	76,076
Apple, Inc.	780	371,865
Booz Allen Hamilton Holding Corp.	2,150	41,538
Brocade Communications Systems, Inc.*	18,100	145,705
Cisco Systems, Inc.	10,125	237,128
Computer Sciences Corp.	2,750	142,285
DST Systems, Inc.	800	60,328
Electronic Arts, Inc.*	11,325	289,354
Facebook, Inc., Class A*	4,200	211,008
First Solar, Inc.*	1,275	51,268
FleetCor Technologies, Inc.*	1,620	178,459
Freescale Semiconductor, Ltd.*	1,600	26,640
Google, Inc., Class A*	100	87,591
Harris Corp.	2,300	136,390
Hewlett-Packard Co.	7,325	153,679
International Business Machines Corp.	630	116,663
International Rectifier Corp.*	2,200	54,494
Jack Henry & Associates, Inc.	2,000	103,220

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 12.6% (continued)
Linear Technology Corp.	1,000	$39,660
LinkedIn Corp., Class A*	735	180,854
Microchip Technology, Inc.	600	24,174
Microsoft Corp.	800	26,648
NCR Corp.*	8,425	333,714
NetApp, Inc.	600	25,572
NeuStar, Inc., Class A*	2,600	128,648
SanDisk Corp.	3,400	202,334
Splunk, Inc.*	1,000	60,040
Stratasys, Ltd.*,1	3,370	341,246
Synopsys, Inc.*	2,200	82,940
Texas Instruments, Inc.	3,800	153,026
Visa, Inc., Class A	2,450	468,195
Western Digital Corp.	800	50,720
Workday, Inc., Class A*	2,200	178,046
Xilinx, Inc.	2,800	131,208
Total Information Technology		5,545,981

Materials - 2.1%
Commercial Metals Co.	1,325	22,459
E.I. du Pont de Nemours & Co.	500	29,280
Eastman Chemical Co.	400	31,160
Greif, Inc.	600	29,418
LyondellBasell Industries N.V., Class A	2,100	153,783
Monsanto Co.	1,700	177,429
Packaging Corp. of America	900	51,381
PPG Industries, Inc.	225	37,589
Rock Tenn Co., Class A	875	88,611
Westlake Chemical Corp.	2,700	282,582
Total Materials		903,692

Telecommunication Services - 1.6%
AT&T, Inc.	9,050	306,071
Verizon Communications, Inc.	8,375	390,778
Total Telecommunication Services		696,849

Utilities - 1.6%
Ameren Corp.	5,250	182,910
American Water Works Co, Inc.	5,575	230,136
CenterPoint Energy, Inc.	2,250	53,933
ITC Holdings Corp.	300	28,158
Public Service Enterprise Group, Inc.	2,650	87,265
Questar Corp.	3,225	72,530
Vectren Corp.	1,025	34,184
Total Utilities		689,116
Total Common Stocks (cost $22,621,917)		26,507,545

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Corporate Bonds and Notes - 2.1%
Financials - 0.3%
American Express Co., 7.250%, 05/20/14	$40,000	$41,699
General Electric Capital Corp., MTN, Series A, 6.750%, 03/15/32	25,000	29,904
US Bank N.A., Series Y, 4.950%, 10/30/14	55,000	57,662
Total Financials		129,265

Industrials - 1.4%
Altria Group, Inc., 9.700%, 11/10/18	7,000	9,264
AT&T, Inc., 5.100%, 09/15/14	70,000	73,021
ConocoPhillips, 4.600%, 01/15/15	130,000	136,637
International Business Machines Corp., 4.000%, 06/20/42	61,000	54,864
McDonald’s Corp., Series MTN, 6.300%, 10/15/37	15,000	18,667
PepsiCo, Inc., 2.500%, 05/10/16	75,000	78,082
Pfizer, Inc., 6.200%, 03/15/19	45,000	54,262
United Parcel Service, Inc., 6.200%, 01/15/38	45,000	55,484
Verizon Communications, Inc., 3.000%, 04/01/16	90,000	93,881
Wal-Mart Stores, Inc., 6.500%, 08/15/37	30,000	37,361
Total Industrials		611,523

Utilities - 0.4%
Consolidated Edison Co. of New York, Inc., Series 08-B, 6.750%, 04/01/38	45,000	57,739
Dominion Resources, Inc., 4.450%, 03/15/21	25,000	26,830
Georgia Power Co., 5.400%, 06/01/40	15,000	16,023
TransCanada PipeLines, Ltd.,
3.800%, 10/01/20	20,000	21,013
4.875%, 01/15/15	40,000	42,093
Total Utilities		163,698
Total Corporate Bonds and Notes (cost $891,185)		904,486

U.S. Government and Agency Obligations - 37.2%

Federal Home Loan Banks - 0.5%
FHLB, 5.375%, 05/18/16	185,000	208,389

Federal Home Loan Mortgage Corporation - 7.7%
FHLMC,
2.500%, 05/27/16	860,000	901,864
3.000%, 03/01/43	281,649	274,906
3.500%, 03/01/42	154,314	157,032
3.750%, 03/27/19[1]	260,000	286,467
4.500%, 11/01/24 to 11/01/39	328,642	350,180
4.750%, 11/17/15[1]	1,110,000	1,211,587
5.000%, 12/01/20	21,607	22,985
5.500%, 04/01/38	80,464	87,165
6.000%, 01/01/38 to 06/01/38	92,427	100,791
Total Federal Home Loan Mortgage Corporation		3,392,977

Managers AMG Chicago Equity Partners Balanced Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 14.0%
FNMA,
2.500%, 04/01/22 to 04/01/23	$865,751	$891,125
3.000%, 08/01/22 to 05/01/43	1,008,888	1,000,001
3.500%, 09/01/25 to 07/01/43	1,091,580	1,131,890
4.000%, 08/01/19 to 12/01/41	528,178	557,802
4.500%, 11/01/19 to 05/01/41	472,823	506,121
5.000%, 05/11/17 to 08/01/41	1,077,579	1,209,405
5.375%, 07/15/16 to 06/12/17	545,000	624,546
5.500%, 02/01/22 to 06/01/38	141,500	154,180
6.000%, 03/01/37 to 06/01/38	61,602	67,714
6.500%, 03/01/37	16,210	17,946
Total Federal National Mortgage Association		6,160,730

United States Treasury Securities - 15.0%
U.S. Treasury Bonds,
3.500%, 02/15/39	225,000	220,764
4.750%, 02/15/41	610,000	731,142
6.250%, 05/15/30	375,000	520,811
U.S. Treasury Notes,
0.250%, 10/31/13 to 09/15/15	620,000	619,696
0.625%, 07/15/14	400,000	401,680
0.750%, 03/31/18	1,245,000	1,218,689
1.000%, 03/31/17	430,000	432,016
2.625%, 08/15/20	935,000	976,016
3.125%, 05/15/21	1,395,000	1,491,233
Total United States Treasury Securities		6,612,047
Total U.S. Government and Agency Obligations (cost $16,444,310)		16,374,143

Short-Term Investments - 4.2%

Repurchase Agreements - 3.5%[2]
JP Morgan Securities LLC, dated 09/30/13, due 10/01/13, 0.040%, total to be received, $537,542 (secured by various U.S. Government Agency Obligations, 0.625% - 3.875%, 07/15/16 - 02/15/43, totaling $548,304)	537,541	537,541
Normura Securities, dated 09/30/13, due 10/01/13, 0.080%, total to be received, $1,000,002 (secured by various U.S. Government Agency Obligations, 1.798% - 5.916%, 04/17/14 - 10/01/43, totaling $1,020,008)	1,000,000	1,000,000
Total Repurchase Agreements		1,537,541

	Shares
Other Investment Companies - 0.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	330,934	330,934

Total Short-Term Investments (cost $1,868,475)		1,868,475

Total Investments - 103.7% (cost $41,825,887)		45,654,649
Other Assets, less Liabilities - (3.7)%		(1,629,021)
Net Assets - 100.0%		$44,025,628

Managers High Yield Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Principal Amount	Value
Bank Loan Obligations - 1.2%
Caesars Entertainment Operating Co., Inc., Extended B-6 Term Loan, 5.429%, 01/28/18 (10/25/13)[4]	$70,221	$63,791
Clear Channel Communications, Inc., Term Loan, Class B, 3.829%, 01/29/16 (10/31/13)[4]	11,841	11,198
Clear Channel Communications, Inc., Term Loan D, 6.929%, 01/23/19 (10/31/13)[4]	34,927	32,351
Integra Telecom Holdings, Term Loan,
5.250%, 02/22/19 (10/31/13)[4]	65,000	65,508
5.250%, 02/22/19 (12/31/13)[4]	64,675	65,180
SUPERVALU, Inc. , Term Loan B, 5.000%, 03/21/19 (12/31/13)[4]	104,504	104,357
Vertafore, Inc., 2nd Lien Term Loan, 9.750%, 10/27/17 (12/30/13)[4]	45,000	45,968
Total Bank Loan Obligations (cost $370,417)		388,353

	Shares
Common Stocks - 0.0%#
LyondellBasell Industries N.V., Class A (Materials) (cost $0)	3	220

	Principal Amount
Corporate Bonds and Notes - 96.6%

Financials - 6.7%
Ally Financial, Inc.,
2.946%, 07/18/16 (10/18/13)[4]	$50,000	50,410
5.500%, 02/15/17	80,000	84,279
6.250%, 12/01/17	325,000	348,757
7.500%, 09/15/20	70,000	78,925
Bank of America Corp., Series K, 8.000%, 12/29/49[5]	145,000	158,411
CIT Group, Inc.,
4.250%, 08/15/17	95,000	97,138
5.250%, 03/15/18	110,000	115,775
5.500%, 02/15/19 (a)	55,000	58,025
Corrections Corp. of America,
4.125%, 04/01/20	65,000	61,913
4.625%, 05/01/23	15,000	14,044
General Motors Financial Co., Inc.,
2.750%, 05/15/16 (a)	30,000	29,981
3.250%, 05/15/18 (a)	15,000	14,625
4.250%, 05/15/23 (a)	30,000	27,488
International Lease Finance Corp.,
5.875%, 04/01/19	125,000	130,765
6.250%, 05/15/19	80,000	84,400
8.750%, 03/15/17 (b)	305,000	351,513
Nuveen Investments, Inc., 9.500%, 10/15/20 (a)	80,000	78,600
Realogy Corp.,
7.625%, 01/15/20 (a)	65,000	72,800
7.875%, 02/15/19 (a)	110,000	120,725
Serta Simmons Holdings LLC, 8.125%, 10/01/20 (a)[1]	180,000	190,350

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Financials - 6.7% (continued)
Vanguard Natural Resources LLC/VNR Finance Corp., 7.875%, 04/01/20	$75,000	$76,313
Total Financials		2,245,237

Industrials - 89.1%
Academy, Ltd. / Academy Finance Corp., 9.250%, 08/01/19 (a)	60,000	67,200
Accellent, Inc.,
8.375%, 02/01/17	80,000	83,700
10.000%, 11/01/17	85,000	78,625
Access Midstream Partners, L.P. / ACMP Finance Corp.,
4.875%, 05/15/23	40,000	37,800
5.875%, 04/15/21	30,000	30,975
6.125%, 07/15/22	50,000	51,625
ACCO Brands Corp., 6.750%, 04/30/20	75,000	75,469
ACI Worldwide, Inc., 6.375%, 08/15/20 (a)	50,000	51,000
Activision Blizzard, Inc.,
5.625%, 09/15/21 (a)	20,000	20,075
6.125%, 09/15/23 (a)	10,000	10,075
ADS Waste Holdings, Inc., 8.250%, 10/01/20 (a)	55,000	58,300
ADT Corp., The, 6.250%, 10/15/21 (a)	55,000	55,894
Aircastle, Ltd.,
6.750%, 04/15/17	30,000	32,250
7.625%, 04/15/20	35,000	38,850
9.750%, 08/01/18[1]	75,000	83,250
Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	115,000	97,750
Alere, Inc., 6.500%, 06/15/20 (a)	20,000	19,925
Allegion US Holding Co., Inc., Series N, 5.750%, 10/01/21 (a)	30,000	30,113
Allison Transmission, Inc., 7.125%, 05/15/19 (a)	100,000	106,750
AMC Entertainment, Inc.,
8.750%, 06/01/19	40,000	43,200
9.750%, 12/01/20	115,000	131,675
American Axle & Manufacturing, Inc.,
6.250%, 03/15/21	25,000	25,875
7.750%, 11/15/19	75,000	84,000
American Tire Distributors, Inc., 9.750%, 06/01/17	55,000	58,163
Amkor Technology, Inc.,
6.375%, 10/01/22	30,000	28,800
6.625%, 06/01/21	15,000	14,663
7.375%, 05/01/18[1]	45,000	47,531
Amsted Industries, Inc., 8.125%, 03/15/18 (a)	30,000	31,950
Anixter, Inc., 5.625%, 05/01/19	35,000	36,225
APX Group, Inc., 6.375%, 12/01/19 (a)	55,000	52,250
Arch Coal, Inc.,
7.000%, 06/15/19[1]	35,000	27,475
7.250%, 06/15/21[1]	95,000	72,438
8.750%, 08/01/16	20,000	20,100

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (a)	$200,000	$213,000
Armored Autogroup, Inc., 9.250%, 11/01/18	35,000	31,763
Ashland, Inc.,
3.875%, 04/15/18	35,000	34,738
4.750%, 08/15/22 (b)	45,000	42,413
Ashtead Capital, Inc., 6.500%, 07/15/22 (a)	35,000	37,188
Aspect Software, Inc., 10.625%, 05/15/17	55,000	55,138
Associated Materials LLC / AMH New Finance, Inc., 9.125%, 11/01/17	45,000	48,038
Atkore International, Inc., 9.875%, 01/01/18	90,000	97,650
Audatex North America, Inc.,
6.000%, 06/15/21 (a)	40,000	41,000
6.750%, 06/15/18	60,000	63,900
Avaya, Inc.,
7.000%, 04/01/19 (a)	105,000	98,700
10.500%, 03/01/21 (a)	14,893	12,138
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.,
4.875%, 11/15/17	5,000	5,125
5.500%, 04/01/23	50,000	46,500
8.250%, 01/15/19	155,000	168,950
B&G Foods, Inc., 4.625%, 06/01/21	25,000	23,938
BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21 (a)	10,000	9,975
Belden, Inc., 5.500%, 09/01/22 (a)	85,000	82,450
Berry Petroleum Co., 6.375%, 09/15/22	40,000	40,400
Biomet, Inc., 6.500%, 08/01/20	165,000	171,188
Block Communications, Inc., 7.250%, 02/01/20 (a)	60,000	63,300
BMC Software Finance, Inc., 8.125%, 07/15/21 (a)	35,000	36,488
BOE Intermediate Holding Corp., 9.000%, 11/01/17 (a)[6]	25,000	26,250
BOE Merger Corp., 9.500%, 11/01/17 (a)[6]	35,000	36,575
Bombardier, Inc.,
6.125%, 01/15/23 (a)	70,000	70,350
7.750%, 03/15/20 (a)	40,000	45,400
BreitBurn Energy Partners, L.P. / BreitBurn Finance Corp.,
7.875%, 04/15/22	65,000	65,163
8.625%, 10/15/20	70,000	74,200
Building Materials Corp. of America,
6.750%, 05/01/21 (a)	65,000	70,038
6.875%, 08/15/18 (a)	30,000	32,213
Bumble Bee Holding, Inc., 9.000%, 12/15/17 (a)	120,000	130,500
BWAY Holding Co., 10.000%, 06/15/18	85,000	93,075
Cablevision Systems Corp., Series B, 8.625%, 09/15/17	25,000	28,813

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
Caesars Entertainment Operating Co., Inc.,
8.500%, 02/15/20	$95,000	$87,697
9.000%, 02/15/20	265,000	249,763
10.000%, 12/15/18	57,000	30,210
11.250%, 06/01/17	115,000	117,013
Case New Holland, Inc., 7.875%, 12/01/17	35,000	40,863
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.250%, 03/15/21 (a)	35,000	33,775
5.250%, 09/30/22	95,000	88,350
7.000%, 01/15/19	145,000	153,881
7.375%, 06/01/20	20,000	21,700
CDW LLC / CDW Finance Corp.,
8.000%, 12/15/18 (b)	13,000	14,333
8.500%, 04/01/19	170,000	188,700
Central Garden and Pet Co., 8.250%, 03/01/18	165,000	163,763
CenturyLink, Inc.,
Series T, 5.800%, 03/15/22	195,000	184,763
Series V, 5.625%, 04/01/20	45,000	44,156
CEVA Group PLC, 8.375%, 12/01/17 (a)	150,000	151,875
Chesapeake Energy Corp.,
5.750%, 03/15/23	25,000	25,188
6.625%, 08/15/20	100,000	108,000
Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 02/01/21 (a)	50,000	53,250
Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19[1]	200,000	222,000
Cinemark USA, Inc., 7.375%, 06/15/21	55,000	59,675
CityCenter Holdings LLC / CityCenter Finance Corp., 7.625%, 01/15/16	100,000	105,250
Claire’s Stores, Inc.,
7.750%, 06/01/20 (a)[1]	15,000	14,738
8.875%, 03/15/19	75,000	80,625
9.000%, 03/15/19 (a)	145,000	161,313
Clean Harbors, Inc., 5.250%, 08/01/20	75,000	74,625
Clear Channel Communications, Inc., 9.000%, 03/01/21	115,000	111,838
Clear Channel Worldwide Holdings, Inc.,
6.500%, 11/15/22	85,000	86,700
Series A, 7.625%, 03/15/20	5,000	5,150
Series B, 6.500%, 11/15/22	225,000	230,625
Series B, 7.625%, 03/15/20	105,000	108,938
CNH Capital LLC, 6.250%, 11/01/16	50,000	55,250
Cogent Communications Group, Inc., 8.375%, 02/15/18 (a)	55,000	60,225
CommScope, Inc., 8.250%, 01/15/19 (a)	115,000	126,213
Constellation Brands, Inc.,
3.750%, 05/01/21	20,000	18,525
7.250%, 05/15/17	65,000	74,750
Continental Resources, Inc., 5.000%, 09/15/22	60,000	60,675

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
Crosstex Energy, L.P. / Crosstex Energy Finance Corp., 8.875%, 02/15/18	$145,000	$154,788
Crown Castle International Corp., 5.250%, 01/15/23	75,000	69,375
CSC Holdings LLC, 8.625%, 02/15/19	110,000	128,150
Dana Holding Corp.,
5.375%, 09/15/21	45,000	44,438
6.000%, 09/15/23	15,000	14,963
6.500%, 02/15/19	60,000	64,050
DaVita HealthCare Partners, Inc.,
5.750%, 08/15/22	10,000	9,938
6.625%, 11/01/20	85,000	90,738
Del Monte Corp., 7.625%, 02/15/19	190,000	198,075
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20 (a)	100,000	97,625
Denbury Resources, Inc., 8.250%, 02/15/20	60,000	66,150
DISH DBS Corp.,
5.125%, 05/01/20	40,000	39,800
5.875%, 07/15/22	135,000	133,650
6.750%, 06/01/21	125,000	132,031
7.875%, 09/01/19	240,000	274,800
DJO Finance LLC / DJO Finance Corp.,
7.750%, 04/15/18	135,000	134,325
8.750%, 03/15/18	45,000	49,163
9.875%, 04/15/18	20,000	21,300
DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (a)	5,000	5,213
Eagle Midco, Inc., 9.000%, 06/15/18 (a)	30,000	30,300
Eagle Rock Energy Partners, L.P. / Eagle Rock Energy Finance Corp., 8.375%, 06/01/19	30,000	30,150
Easton-Bell Sports, Inc., 9.750%, 12/01/16	145,000	153,883
El Paso LLC, 7.250%, 06/01/18	75,000	84,491
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 05/01/20	125,000	141,250
EP Energy LLC / Everest Acquisition Finance, Inc.,
6.875%, 05/01/19	55,000	58,988
7.750%, 09/01/22	60,000	65,400
Epicor Software Corp., 8.625%, 05/01/19	100,000	107,250
EV Energy Partners, L.P. / EV Energy Finance Corp., 8.000%, 04/15/19	125,000	125,625
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 05/01/20 (a)	75,000	78,375
First Data Corp.,
6.750%, 11/01/20 (a)	55,000	57,200
7.375%, 06/15/19 (a)	35,000	37,013
8.250%, 01/15/21 (a)	30,000	31,125
8.750%, 01/15/22 (a)[6]	290,000	303,775
8.875%, 08/15/20 (a)	165,000	182,738
12.625%, 01/15/21	160,000	176,800

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
FMG Resources August 2006 Pty, Ltd.,
6.875%, 02/01/18 (a)[1]	$70,000	$73,413
8.250%, 11/01/19 (a)[1]	105,000	113,663
Forest Oil Corp., 7.250%, 06/15/19[1]	50,000	50,250
Freescale Semiconductor, Inc., 9.250%, 04/15/18 (a)	155,000	168,563
Fresenius Medical Care US Finance II, Inc., 5.625%, 07/31/19 (a)	50,000	52,375
Gardner Denver, Inc., 6.875%, 08/15/21 (a)[1]	30,000	29,775
GCI, Inc.,
6.750%, 06/01/21	55,000	52,250
8.625%, 11/15/19	70,000	73,675
GenCorp, Inc., 7.125%, 03/15/21 (a)	125,000	131,563
General Cable Corp., 5.750%, 10/01/22 (a)	90,000	86,625
General Motors Co., 4.875%, 10/02/23 (a)	215,000	211,238
Geo Group, Inc., The,
5.875%, 01/15/22 (a)	60,000	59,475
6.625%, 02/15/21	100,000	105,500
Goodyear Tire & Rubber Co., The,
6.500%, 03/01/21	40,000	40,900
8.250%, 08/15/20	115,000	129,088
8.750%, 08/15/20	10,000	11,525
Great Lakes Dredge & Dock Corp., 7.375%, 02/01/19	105,000	104,738
Griffon Corp., 7.125%, 04/01/18	80,000	85,200
Gymboree Corp., 9.125%, 12/01/18	80,000	78,600
H&E Equipment Services, Inc., Series WI, 7.000%, 09/01/22	80,000	85,600
Halcon Resources Corp.,
8.875%, 05/15/21	120,000	123,600
9.250%, 02/15/22 (a)	25,000	26,063
Hanesbrands, Inc., 6.375%, 12/15/20	90,000	97,425
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20 (a)	115,000	109,969
HCA Holdings, Inc.,
6.250%, 02/15/21	55,000	56,031
7.750%, 05/15/21	225,000	239,906
HCA, Inc.,
6.500%, 02/15/20	25,000	27,156
7.500%, 02/15/22	475,000	522,500
HD Supply, Inc.,
8.125%, 04/15/19	105,000	117,075
11.000%, 04/15/20	45,000	54,113
11.500%, 07/15/20	70,000	83,650
Health Management Associates, Inc., 7.375%, 01/15/20	55,000	60,534
Healthcare Technology Intermediate, Inc., 7.375%, 09/01/18 (a)[6]	20,000	20,525

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
HealthSouth Corp.,
5.750%, 11/01/24	$25,000	$24,125
7.750%, 09/15/22	46,000	49,565
8.125%, 02/15/20	50,000	54,688
Hertz Corp., The,
5.875%, 10/15/20	40,000	41,400
7.500%, 10/15/18	135,000	146,138
Hexion US Finance Corp., Series WI, 6.625%, 04/15/20	110,000	110,550
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC,
8.875%, 02/01/18	90,000	93,600
9.000%, 11/15/20[1]	50,000	49,125
Hiland Partners, L.P. / Hiland Partners Finance Corp., 7.250%, 10/01/20 (a)	40,000	41,900
Hillman Group, Inc., The, 10.875%, 06/01/18	90,000	97,650
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21 (a)	50,000	50,219
Hologic, Inc., 6.250%, 08/01/20	100,000	104,625
Hospira, Inc.,
5.200%, 08/12/20	15,000	15,283
5.800%, 08/12/23	15,000	15,289
Hughes Satellite Systems Corp., 6.500%, 06/15/19	60,000	63,750
Huntsman International LLC,
4.875%, 11/15/20	70,000	66,675
8.625%, 03/15/20	45,000	49,725
8.625%, 03/15/21	25,000	27,875
IMS Health, Inc., 6.000%, 11/01/20 (a)	75,000	76,781
Ineos Finance PLC, 8.375%, 02/15/19 (a)	200,000	221,250
Infor US, Inc.,
9.375%, 04/01/19	85,000	95,413
11.500%, 07/15/18	55,000	63,800
Intelsat Jackson Holdings SA,
6.625%, 12/15/22	80,000	79,800
7.250%, 10/15/20	275,000	294,938
7.500%, 04/01/21	35,000	37,975
Intelsat Luxembourg SA,
7.750%, 06/01/21 (a)	115,000	119,456
8.125%, 06/01/23 (a)	55,000	58,231
Interactive Data Corp., 10.250%, 08/01/18	95,000	105,688
Interline Brands, Inc.,
7.500%, 11/15/18 (b)	65,000	69,144
10.000%, 11/15/18[6]	25,000	27,438
inVentiv Health, Inc.,
9.000%, 01/15/18 (a)	75,000	75,750
11.000%, 08/15/18 (a) (b)	80,000	65,001
Iron Mountain, Inc., 6.000%, 08/15/23	70,000	69,825

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
Isle of Capri Casinos, Inc., 5.875%, 03/15/21	$95,000	$89,538
J. Crew Group, Inc., 8.125%, 03/01/19	90,000	95,288
J.C. Penney Corp., Inc.,
5.750%, 02/15/18	35,000	27,650
6.375%, 10/15/36[1]	60,000	42,150
7.950%, 04/01/17[1]	15,000	12,938
Jack Cooper Holdings Corp., 9.250%, 06/01/20 (a)	50,000	53,625
James River Coal Co., 7.875%, 04/01/19	35,000	11,550
Kinetic Concepts, Inc. / KCI USA, Inc., 10.500%, 11/01/18 (b)	175,000	194,031
Kodiak Oil & Gas Corp.,
5.500%, 01/15/21 (a)	10,000	9,875
5.500%, 02/01/22 (a)	10,000	9,800
8.125%, 12/01/19	90,000	98,775
L Brands, Inc., 6.625%, 04/01/21	90,000	97,763
Legacy Reserves, L.P. / Legacy Reserves Finance Corp.,
6.625%, 12/01/21 (a)	30,000	28,200
8.000%, 12/01/20 (a)	70,000	71,050
Level 3 Financing, Inc.,
8.125%, 07/01/19	80,000	86,200
8.625%, 07/15/20	65,000	71,338
9.375%, 04/01/19	45,000	49,838
Libbey Glass, Inc., 6.875%, 05/15/20	52,000	55,640
Linn Energy LLC/Linn Energy Finance Corp.,
6.750%, 11/01/19 (a) (b)	105,000	99,488
7.750%, 02/01/21	160,000	161,600
LSB Industries, Inc., 7.750%, 08/01/19 (a)	85,000	88,613
Magnachip Semiconductor Corp., 6.625%, 07/15/21 (a)	70,000	69,475
Manitowoc Co., Inc., The, 8.500%, 11/01/20	100,000	111,750
ManTech International Corp., 7.250%, 04/15/18	75,000	80,063
Marina District Finance Co., Inc., 9.875%, 08/15/18	125,000	136,250
MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp., 5.500%, 02/15/23	70,000	70,525
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.750%, 04/01/21 (a)	35,000	37,275
MEG Energy Corp.,
6.375%, 01/30/23 (a)	45,000	44,325
7.000%, 03/31/24 (a)	30,000	30,225
Memorial Production Partners, L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	45,000	43,763
MetroPCS Wireless, Inc.,
6.250%, 04/01/21 (a)	45,000	45,394
6.625%, 04/01/23 (a)	45,000	45,281
7.875%, 09/01/18	5,000	5,431

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
MGM Resorts International,
6.625%, 12/15/21	$45,000	$46,631
6.750%, 10/01/20	100,000	105,250
7.750%, 03/15/22	35,000	38,106
8.625%, 02/01/19	260,000	300,300
Michael Foods Group, Inc., 9.750%, 07/15/18	50,000	54,938
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., 7.500%, 08/01/18 (a)[16]	40,000	40,700
Michaels Stores, Inc., 7.750%, 11/01/18	135,000	145,800
Midstates Petroleum Co., Inc. / Midstates Petroleum Co. LLC,
9.250%, 06/01/21 (a)	40,000	39,700
10.750%, 10/01/20 (a)	50,000	52,750
Mueller Water Products, Inc., 8.750%, 09/01/20	30,000	33,150
Nexeo Solutions LLC / Nexeo Solutions Finance Corp., 8.375%, 03/01/18	75,000	75,000
Nexstar Broadcasting, Inc., 6.875%, 11/15/20 (a)	75,000	76,688
Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17	75,000	81,788
Nielsen Co. Luxembourg SARL, The, 5.500%, 10/01/21 (a)[1]	30,000	30,113
NII International Telecom SCA, 7.875%, 08/15/19 (a)	40,000	36,500
Noranda Aluminum Acquisition Corp., 11.000%, 06/01/19 (a)	35,000	31,675
Novelis, Inc.,
8.375%, 12/15/17	65,000	69,956
8.750%, 12/15/20	25,000	27,563
NXP, B.V. / NXP Funding LLC,
5.750%, 02/15/21 (a)	200,000	204,000
9.750%, 08/01/18 (a)	100,000	112,600
Oasis Petroleum, Inc., 6.875%, 03/15/22 (a)	50,000	52,875
Oshkosh Corp.,
8.250%, 03/01/17	80,000	85,800
8.500%, 03/01/20	35,000	38,763
Packaging Dynamics Corp., 8.750%, 02/01/16 (a)	70,000	72,800
PAETEC Holding Corp., 9.875%, 12/01/18	95,000	106,163
Paris Las Vegas Holding LLC / Harrahs Las Vegas LLC / Flamingo Las Vegas Hold, 8.000%, 10/01/20 (a)	75,000	75,000
Party City Holdings, Inc., 8.875%, 08/01/20 (a)	130,000	140,400
PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.750%, 08/15/19 (a)[6]	30,000	30,150
Peabody Energy Corp.,
6.000%, 11/15/18	70,000	70,175
6.250%, 11/15/21[1]	30,000	29,250
Petco Animal Supplies, Inc., 9.250%, 12/01/18 (a)	80,000	86,200
Pinnacle Operating Corp., 9.000%, 11/15/20 (a)	15,000	15,394
Plains Exploration & Production Co.,
6.500%, 11/15/20	145,000	155,743
6.875%, 02/15/23	75,000	80,813
Ply Gem Industries, Inc., 8.250%, 02/15/18	13,000	13,975
PNK Finance Corp., 6.375%, 08/01/21 (a)	20,000	20,500
Polymer Group, Inc., 7.750%, 02/01/19	80,000	85,900

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
PolyOne Corp., 7.375%, 09/15/20	$70,000	$77,263
Polypore International, Inc., 7.500%, 11/15/17	85,000	90,525
Post Holdings, Inc., 7.375%, 02/15/22 (a)	135,000	142,594
QR Energy, L.P. / QRE Finance Corp., 9.250%, 08/01/20	60,000	61,800
Quebecor Media, Inc., 5.750%, 01/15/23	80,000	75,800
Quebecor World, Escrow, 0.000%, 08/01/27[7]	165,000	1,856
Radiation Therapy Services, Inc.,
8.875%, 01/15/17	60,000	59,850
9.875%, 04/15/17	90,000	65,250
Radio Systems Corp., 8.375%, 11/01/19 (a)	65,000	70,525
Rain CII Carbon LLC / CII Carbon Corp., 8.000%, 12/01/18 (a)	30,000	30,375
Regency Energy Partners, L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	45,000	43,425
Reichhold Industries, Inc., 9.000%, 05/08/17 (a)[6]	135,710	105,854
Rentech Nitrogen Partners, L.P. / Rentech Nitrogen Finance Corp., 6.500%, 04/15/21 (a)	40,000	39,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu,
5.750%, 10/15/20	145,000	146,269
9.000%, 04/15/19	355,000	374,525
9.875%, 08/15/19	200,000	218,000
RHP Hotel Properties, L.P. / RHP Finance Corp., 5.000%, 04/15/21 (a)	25,000	23,563
Rite Aid Corp., 9.250%, 03/15/20	75,000	85,500
RKI Exploration & Production LLC / RKI Finance Corp., 8.500%, 08/01/21 (a)	55,000	55,481
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	40,000	40,400
RR Donnelley & Sons Co., 7.000%, 02/15/22	15,000	15,150
RSI Home Products, Inc., 6.875%, 03/01/18 (a)	15,000	15,563
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21 (a)	100,000	98,375
Sabre, Inc., 8.500%, 05/15/19 (a)	180,000	195,300
Sally Holdings LLC / Sally Capital, Inc.,
5.750%, 06/01/22	35,000	35,263
6.875%, 11/15/19	75,000	82,500
Samson Investment Co., 10.250%, 02/15/20 (a) (b)	50,000	53,250
SandRidge Energy, Inc.,
7.500%, 03/15/21	35,000	35,525
7.500%, 02/15/23	10,000	9,950
8.125%, 10/15/22	25,000	25,375
SBA Telecommunications, Inc.,
5.750%, 07/15/20	45,000	44,888
8.250%, 08/15/19	44,000	47,740
Schaeffler Finance, B.V., 8.500%, 02/15/19 (a)	200,000	224,000
Scotts Miracle-Gro Co., The, 6.625%, 12/15/20	60,000	64,050
Sealed Air Corp.,
6.500%, 12/01/20 (a)	30,000	31,575
8.375%, 09/15/21 (a)	85,000	96,688
Sensata Technologies, B.V., 6.500%, 05/15/19 (a)	135,000	145,800

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
Service Corp. International,
5.375%, 01/15/22 (a)	$10,000	$9,563
7.000%, 06/15/17	60,000	66,750
7.000%, 05/15/19	50,000	53,500
7.500%, 04/01/27	60,000	63,900
ServiceMaster Co., 7.000%, 08/15/20	80,000	76,000
Sinclair Television Group, Inc.,
5.375%, 04/01/21	90,000	85,950
6.125%, 10/01/22	35,000	34,913
8.375%, 10/15/18[1]	25,000	27,500
9.250%, 11/01/17 (a)	90,000	94,914
Sirius XM Radio, Inc.,
4.250%, 05/15/20 (a)	75,000	70,313
5.750%, 08/01/21 (a)[1]	50,000	50,000
Spectrum Brands Escrow Corp.,
6.375%, 11/15/20 (a)	25,000	26,125
6.625%, 11/15/22 (a)	25,000	26,000
Spectrum Brands, Inc., 6.750%, 03/15/20	35,000	37,363
Sprint Capital Corp., 8.750%, 03/15/32	505,000	515,681
Sprint Communications, Inc., 9.000%, 11/15/18 (a)	200,000	235,000
Sprint Corp.,
7.250%, 09/15/21 (a)	40,000	40,500
7.875%, 09/15/23 (a)	80,000	81,800
SunEdison, Inc., 7.750%, 04/01/19	85,000	88,400
SunGard Data Systems, Inc.,
6.625%, 11/01/19	80,000	82,000
7.375%, 11/15/18	75,000	79,688
7.625%, 11/15/20	20,000	21,500
Tekni-Plex, Inc., 9.750%, 06/01/19 (a)	37,000	41,810
Tempur Sealy International, Inc., 6.875%, 12/15/20	45,000	47,250
Tenet Healthcare Corp.,
4.750%, 06/01/20	100,000	96,750
6.000%, 10/01/20 (a)	90,000	92,194
8.000%, 08/01/20	205,000	217,813
8.125%, 04/01/22 (a)	80,000	83,700
Terex Corp.,
6.000%, 05/15/21	100,000	101,625
6.500%, 04/01/20	60,000	63,300
Tervita Corp., 8.000%, 11/15/18 (a)	65,000	65,569
Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.,
5.875%, 10/01/20	55,000	55,138
6.125%, 10/15/21	30,000	30,300
Titan International, Inc., 7.875%, 10/01/17 (a)	15,000	16,005

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	$70,000	$74,200
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 8.750%, 02/01/19 (a)	80,000	79,800
Triumph Group, Inc., 4.875%, 04/01/21	50,000	48,375
tw telecom holdings, Inc., 5.375%, 10/01/22 (a)	40,000	38,300
UCI International, Inc., 8.625%, 02/15/19	110,000	112,750
United Rentals North America, Inc.,
7.375%, 05/15/20	50,000	54,125
7.625%, 04/15/22	25,000	27,313
8.250%, 02/01/21	110,000	122,650
8.375%, 09/15/20[1]	40,000	44,500
9.250%, 12/15/19	85,000	95,625
United Surgical Partners International, Inc., 9.000%, 04/01/20	90,000	99,225
UPCB Finance III, Ltd., 6.625%, 07/01/20 (a)	150,000	159,750
UPCB Finance VI, Ltd., 6.875%, 01/15/22 (a)	150,000	159,750
Vail Resorts, Inc., 6.500%, 05/01/19	130,000	138,450
Valeant Pharmaceuticals International,
6.750%, 08/15/21 (a)	75,000	78,375
7.000%, 10/01/20 (a)	55,000	58,575
7.250%, 07/15/22 (a)	170,000	181,900
7.500%, 07/15/21 (a)	75,000	81,188
Videotron, Ltd., 5.000%, 07/15/22	20,000	19,100
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (a)	200,000	196,000
Visteon Corp., 6.750%, 04/15/19	101,000	107,818
Vulcan Materials Co.,
7.000%, 06/15/18	10,000	11,325
7.500%, 06/15/21	65,000	72,800
Watco Cos LLC / Watco Finance Corp., 6.375%, 04/01/23 (a)	40,000	39,800
Whiting Petroleum Corp., 5.750%, 03/15/21	135,000	139,050
William Carter Co., The, 5.250%, 08/15/21 (a)	15,000	15,075
Wind Acquisition Finance SA, 7.250%, 02/15/18 (a)	200,000	208,000
Windstream Corp.,
6.375%, 08/01/23	55,000	50,600
7.500%, 04/01/23	100,000	99,250
7.750%, 10/15/20	15,000	15,563
7.750%, 10/01/21 (a)	95,000	98,563
WMG Acquisition Corp.,
6.000%, 01/15/21 (a)	31,000	32,318
11.500%, 10/01/18	35,000	40,513
Wolverine World Wide, Inc., 6.125%, 10/15/20	10,000	10,425

Managers High Yield Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 89.1% (continued)
WPX Energy, Inc., 6.000%, 01/15/22	$25,000	$25,469
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 01/01/20	25,000	27,469
Total Industrials		30,062,959

Utilities - 0.8%
AES Corp., The,
4.875%, 05/15/23	15,000	14,100
8.000%, 06/01/20	45,000	51,525
Calpine Corp.,
7.250%, 10/15/17 (a)	36,000	37,530
7.500%, 02/15/21 (a)	59,000	62,983
7.875%, 01/15/23 (a)	16,000	16,920
NRG Energy, Inc.,
7.625%, 01/15/18	50,000	55,625
7.875%, 05/15/21	20,000	21,500
8.250%, 09/01/20	25,000	27,563
Total Utilities		287,746
Total Corporate Bonds and Notes (cost $31,679,429)		32,595,942

Short-Term Investments - 4.0%

Repurchase Agreements - 2.6%[2]
Morgan Stanley & Co.,LLC dated 09/30/13, due 10/01/13, 0.060%, total to be received, $884,192 (secured by various U.S. Government Agency Obligations, 0.000% - 8.500%, 11/20/13 - 11/01/47, totaling $901,875)	884,191	884,191

	Shares
Other Investment Companies - 1.4%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	478,183	478,183

Total Short-Term Investments (cost $1,362,374)		1,362,374

Total Investments - 101.8% (cost $33,412,220)		34,346,889
Other Assets, less Liabilities - (1.8)%		(610,854)
Net Assets - 100.0%		$33,736,035

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Principal Amount	Value
Corporate Bonds and Notes - 60.7%
Financials - 15.7%
American Tower Corp., 7.250%, 05/15/19	$2,020,000	$2,356,645
Associates Corp. of North America, 6.950%, 11/01/18	2,000,000	2,378,314
Bank of America Corp., Series M, 8.125%, 12/29/49[5]	1,000,000	1,102,453
CIT Group, Inc., 5.250%, 03/15/18	1,000,000	1,052,500
General Electric Capital Corp., Series GMTN, 6.000%, 08/07/19	1,000,000	1,165,241
General Motors Financial Co., Inc., 4.250%, 05/15/23 (a)	1,000,000	916,250
Goldman Sachs Group, Inc., The, 6.125%, 02/15/33	2,215,000	2,423,965
International Lease Finance Corp., 8.250%, 12/15/20	900,000	1,028,250
JPMorgan Chase & Co., Series 1, 7.900%, 04/29/49[5]	1,650,000	1,791,973
Morgan Stanley, Series GMTN, 5.500%, 07/28/21	1,105,000	1,210,455
PNC Financial Services Group, Inc., The, 6.750%, 07/29/49[5]	1,700,000	1,758,427
Wells Fargo & Co., Series K, 7.980%, 03/29/49[5]	1,625,000	1,795,625
Total Financials		18,980,098

Industrials - 45.0%
ArcelorMittal, 10.350%, 06/01/19 (b)	830,000	1,025,050
AutoNation, Inc., 6.750%, 04/15/18	900,000	1,022,625
Boston Scientific Corp., 6.000%, 01/15/20	1,150,000	1,316,956
CBS Corp., 8.875%, 05/15/19	930,000	1,190,228
CenturyLink, Inc., Series S, 6.450%, 06/15/21	1,055,000	1,055,000
CF Industries, Inc., 7.125%, 05/01/20	2,100,000	2,465,268
Chesapeake Energy Corp., 6.125%, 02/15/21	1,080,000	1,125,900
Chrysler Group LLC / CG Co-Issuer, Inc., 8.000%, 06/15/19[1]	1,000,000	1,110,000
Comcast Corp., 7.050%, 03/15/33	1,000,000	1,237,760
Continental Resources, Inc., 5.000%, 09/15/22	600,000	606,750
CRH America, Inc., 8.125%, 07/15/18	1,000,000	1,218,511
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.200%, 03/15/20	2,300,000	2,435,088
Domtar Corp., 10.750%, 06/01/17	960,000	1,205,995
Energy Transfer Equity, L.P., 7.500%, 10/15/20	1,020,000	1,096,500
Ford Motor Co., 7.450%, 07/16/31	990,000	1,211,394
Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	850,000	783,137
Frontier Communications Corp., 8.500%, 04/15/20	1,000,000	1,110,000
Gap, Inc., The, 5.950%, 04/12/21	1,095,000	1,215,125
Georgia-Pacific LLC, 8.000%, 01/15/24	945,000	1,217,310
Goldcorp, Inc., 3.700%, 03/15/23	1,320,000	1,206,716
Hornbeck Offshore Services, Inc., 5.875%, 04/01/20	950,000	964,250
Host Hotels & Resorts, L.P., 4.750%, 03/01/23	1,180,000	1,187,657
Huntsman International LLC, 8.625%, 03/15/21	1,000,000	1,115,000
International Paper Co., 7.500%, 08/15/21	990,000	1,220,148
L-3 Communications Corp., 4.950%, 02/15/21	1,735,000	1,840,073
Lear Corp., 4.750%, 01/15/23 (a)	1,000,000	932,500
Lubrizol Corp., 8.875%, 02/01/19	915,000	1,214,745

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Industrials - 45.0% (continued)
NuStar Logistics, L.P., 6.750%, 02/01/21	$280,000	$286,300
Offshore Group Investment, Ltd., 7.500%, 11/01/19	500,000	528,750
Plains Exploration & Production Co., 6.750%, 02/01/22	425,000	455,211
Rio Tinto Finance USA, Ltd., 9.000%, 05/01/19	1,405,000	1,825,330
Royal Caribbean Cruises, Ltd., 7.250%, 03/15/18[1]	900,000	1,019,250
Ryland Group, Inc., The, 6.625%, 05/01/20	1,000,000	1,040,000
Teck Resources, Ltd., 6.125%, 10/01/35	1,930,000	1,857,488
Teekay Corp., 8.500%, 01/15/20	1,100,000	1,182,500
Thompson Creek Metals Co., Inc., 9.750%, 12/01/17	525,000	571,594
Trinidad Drilling, Ltd., 7.875%, 01/15/19 (a)	1,000,000	1,060,000
United Continental Holdings, Inc., 6.375%, 06/01/18[1]	1,000,000	1,022,500
United Rentals North America, Inc., 8.250%, 02/01/21	1,050,000	1,170,750
Valero Energy Corp., 9.375%, 03/15/19	965,000	1,251,589
Verizon Communications, Inc., 5.150%, 09/15/23	1,000,000	1,073,885
Weatherford International, Ltd./Bermuda, 9.625%, 03/01/19	1,505,000	1,896,879
Williams Cos, Inc., The, 8.750%, 03/15/32	1,945,000	2,376,103
Xerox Corp., 6.350%, 05/15/18	2,110,000	2,425,829
Total Industrials		54,373,644
Total Corporate Bonds and Notes (cost $75,626,957)		73,353,742

Municipal Bonds - 6.7%
California State General Obligation, Build America Bonds, 7.550%, 04/01/39	1,800,000	2,344,500
Illinois State General Obligation, 5.365%, 03/01/17	1,800,000	1,954,656
JobsOhio Beverage System, Series B, 3.985%, 01/01/29	1,445,000	1,342,101
Metropolitan Transportation Authority NY Revenue, Build America Bonds, 6.668%, 11/15/39	1,035,000	1,213,393
New Jersey Economic Development Authority, 7.425%, 02/15/29 (National Insured)[8]	1,000,000	1,224,100
Total Municipal Bonds (cost $8,708,634)		8,078,750

U.S. Government and Agency Obligations - 27.9%

Federal Home Loan Mortgage Corporation - 6.8%
FHLMC Gold Pool, 5.000%, 06/01/26 to 10/01/36	7,698,008	8,271,792

Federal National Mortgage Association - 20.6%
FNMA,
4.500%, 05/01/39	4,086,741	4,388,496
5.000%, 08/01/35	2,066,429	2,245,856
5.500%, 05/01/25 to 02/01/39	10,551,755	11,506,134
6.000%, 06/01/36 to 10/01/39	6,147,993	6,738,021
Total Federal National Mortgage Association		24,878,507

U.S. Treasury Obligations - 0.5%
United States Treasury Notes, 3.500%, 05/15/20	550,000	606,697
Total U.S. Government and Agency Obligations (cost $33,954,406)		33,756,996

Short-Term Investments - 5.4%

Repurchase Agreements - 1.6%[2]
Barclays Capital., dated 09/30/13, due 10/01/13, 0.060%, total to be received $931,743 (secured by various U.S. Government Agency Obligations, 0.000% - 4.250%, 10/15/13 - 11/15/41, totaling $950,376)	931,741	931,741

Managers AMG GW&K Fixed Income Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 5.4%

Repurchase Agreements - 1.6%[2] (continued)
Morgan Stanley & Co., LLC, dated 09/30/13, due 10/01/13, 0.060%, total to be received $1,000,002 (secured by various U.S. Government Agency Obligations, 0.000% - 8.500%, 11/20/13 - 11/01/47, totaling $1,020,000)	$1,000,000	$1,000,000
Total Repurchase Agreements		1,931,741

	Shares
Other Investment Companies - 3.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	4,637,269	4,637,269

Total Short-Term Investments (cost $6,569,010)		6,569,010

Total Investments - 100.7% (cost $124,859,007)		121,758,498
Other Assets, less Liabilities - (0.7)%		(889,725)
Net Assets - 100.0%		$120,868,773

Managers Short Duration Government Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Principal Amount	Value
Asset-Backed Securities - 0.0%#
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A5, 1.259%, 12/25/34 (10/25/13)[4,9] (cost $187,000)	$186,650	$183,175

Mortgage-Backed Securities - 9.4%
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2004-6, Class A5, 4.811%, 12/10/42	3,540,000	3,657,560
Series 2006-6, Class A2, 5.309%, 10/10/45	250,896	252,943
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-PWR3, Class A4, 4.715%, 02/11/41	278,973	280,399
Series 2004-PWR4, Class A3, 5.468%, 06/11/41[5]	2,671,592	2,726,953
Series 2004-T14, Class A4, 5.200%, 01/12/41[5]	797,014	803,981
Series 2004-T16, Class A6, 4.750%, 02/13/46[5]	3,169,202	3,262,637
Series 2006-PW11, Class A2, 5.562%, 03/11/39[5]	127,307	128,297
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class A2, 4.639%, 05/15/43	8,042	8,042
Series 2005-C3, Class A4, 4.860%, 05/15/43	506,000	527,618
Commercial Mortgage Trust, Series 2004-LB3A, Class A5, 5.519%, 07/10/37[5]	710,226	719,714
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-25, Class 2A4, 0.679%, 02/25/35 (10/25/13)[4,9,10]	987,108	192,998
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-C2, Class A2, 5.416%, 05/15/36[5]	5,884,000	5,911,884
Series 2004-C5, Class A3, 4.499%, 11/15/37	459,689	459,632
GE Capital Commercial Mortgage Corp.,
Series 2004-C2, Class A4, 4.893%, 03/10/40	753,800	757,970
Series 2004-C2, Class B, 4.983%, 03/10/40[5]	2,275,000	2,310,190
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C3, Class A4, 5.023%, 04/10/40	205,978	206,021
Series 2004-C1, Class A4, 4.908%, 03/10/38	991,296	1,000,110
Greenwich Capital Commercial Funding Corp.,
Series 2004-GG1, Class A7, 5.317%, 06/10/36[5]	416,634	420,589
Series 2005-GG3, Class A3, 4.569%, 08/10/42	814,068	813,358
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 07/10/39	2,383,000	2,488,169
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/38[5]	265,666	265,959
Series 2004-C2, Class A3, 5.449%, 05/15/41[5]	1,120,109	1,132,816
Series 2004-C3, Class A5, 4.878%, 01/15/42	3,870,000	4,004,355
Series 2004-PNC1, Class A4, 5.540%, 06/12/41[5]	810,000	828,334
LB-UBS Commercial Mortgage Trust,
Series 2004-C6, Class A6, 5.020%, 08/15/29[5]	568,022	581,146
Series 2004-C8, Class A6, 4.799%, 12/15/29[5]	308,687	316,703
Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A3, 6.720%, 11/15/26[5]	1,405,207	1,498,782
Merrill Lynch Mortgage Trust,
Series 2003-KEY1, Class A4, 5.236%, 11/12/35[5]	445,300	444,850
Series 2005-MKB2, Class A4, 5.204%, 09/12/42[5]	2,500,000	2,604,398

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Mortgage-Backed Securities - 9.4% (continued)
Morgan Stanley Capital I, Inc.,
Series 2004-T13, Class A4, 4.660%, 09/13/45	$1,513,912	$1,514,898
Series 2005-HQ5, Class A4, 5.168%, 01/14/42	1,080,000	1,118,823
WaMu Mortgage Pass Through Certificates, Series 2005-AR2, Class 2A3, 0.529%, 01/25/45 (10/25/13)[4]	520,882	460,223
Total Mortgage-Backed Securities (cost $43,214,518)		41,700,352

U.S. Government and Agency Obligations - 81.4%[11]

Federal Home Loan Mortgage Corporation - 35.0%
FHLMC,
2.126%, 11/01/33 (12/15/13)[4,9]	1,139,118	1,185,223
2.255%, 09/01/35 (12/15/13)[4,9]	2,235,044	2,363,682
2.349%, 10/01/28 (12/15/13)[4]	61,265	63,945
2.357%, 07/01/34 (12/15/13)[4,9]	369,905	383,404
2.358%, 12/01/33 (12/15/13)[4,9]	2,224,002	2,354,729
2.375%, 12/01/32 to 04/01/34 (12/15/13)[4,9]	1,666,591	1,760,045
2.380%, 03/01/34 (12/15/13)[4,9]	3,645,588	3,844,341
2.381%, 11/01/33 (12/15/13)[4]	1,397,064	1,477,892
2.409%, 05/01/34 (12/15/13)[4,9]	2,530,917	2,662,786
2.450%, 10/01/33 (11/15/13)[4,9]	2,494,483	2,636,269
2.453%, 10/01/33 (12/15/13)[4,9]	1,575,929	1,674,420
2.600%, 09/01/33 (12/15/13)[4,9]	3,111,146	3,288,785
2.606%, 02/01/23 (12/15/13)[4]	424,107	437,959
2.623%, 06/01/35 (12/15/13)[4,9]	923,322	988,996
3.088%, 02/01/37 (12/15/13)[4,9]	879,758	935,205
FHLMC Gold Pool,
3.000%, TBA	1,800,000	1,860,469
3.500%, TBA	15,000,000	15,787,500
4.000%, 05/01/24 to 11/01/26	11,788,227	12,491,096
4.500%, 07/01/18 to 08/01/30[9]	31,648,383	33,557,107
5.000%, 09/01/17 to 06/01/26[9]	17,092,305	18,152,468
5.500%, 05/01/17 to 05/01/38[9]	19,536,068	20,865,411
6.000%, 06/01/16 to 01/01/24[9]	8,324,950	9,060,336
6.500%, 03/01/18[9]	409,145	435,742
7.000%, 06/01/17 to 07/01/19[9]	598,635	634,285
7.500%, 04/01/15 to 03/01/33	519,841	602,127
FHLMC REMICS,
Series 2429, Class HB, 6.500%, 12/15/23	258,418	289,897
Series 2554, Class HA, 4.500%, 04/15/32	760,497	778,719
Series 2621, Class PG, 5.500%, 12/15/31	87,446	87,533
Series 2627, Class BM, 4.500%, 06/15/18	299,465	314,033
Series 2628, Class GQ, 3.140%, 11/15/17	95,372	95,774
Series 2631, Class PD, 4.500%, 06/15/18	101,200	106,064
Series 2635, Class DG, 4.500%, 01/15/18	166,129	168,861

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corporation - 35.0% (continued)
FHLMC REMICS,
Series 2654, Class OG, 5.000%, 02/15/32	$152,951	$154,506
Series 2682, Class LC, 4.500%, 07/15/32	1,481,898	1,541,697
Series 2683, Class JB, 4.000%, 09/15/18	523,735	547,669
Series 2709, Class PE, 5.000%, 12/15/22	303,419	313,736
Series 2751, Class NE, 5.000%, 06/15/32	1,721,547	1,733,373
Series 2763, Class JD, 3.500%, 10/15/18	390,077	398,959
Series 2786, Class BC, 4.000%, 04/15/19	328,704	345,869
Series 2809, Class UC, 4.000%, 06/15/19	355,942	373,330
Series 2850, Class BN, 4.500%, 09/15/18	12,145	12,163
Series 2877, Class PA, 5.500%, 07/15/33	314,077	332,187
Series 2882, Class UL, 4.500%, 02/15/19	76,475	76,688
Series 2890, Class KC, 4.500%, 02/15/19	147,886	149,384
Series 2935, Class LM, 4.500%, 02/15/35	1,158,810	1,218,334
Series 2986, Class KL, 4.570%, 11/15/19	1,542,607	1,564,992
Series 3000, Class PB, 3.900%, 01/15/23	117,456	120,725
Series 3033, Class CI, 5.500%, 01/15/35	656,521	691,313
Series 3117, Class PL, 5.000%, 08/15/34	373,222	382,159
Series 3294, Class DA, 4.500%, 12/15/20	16,500	16,506
Series 3535, Class CA, 4.000%, 05/15/24	329,060	343,713
Series 3609, Class LA, 4.000%, 12/15/24	466,746	490,958
Series 3632, Class AG, 4.000%, 06/15/38	480,391	508,552
Series 3643, Class BX, 0.850%, 12/15/24	1,304,998	1,304,534
Series 3756, Class DA, 1.200%, 11/15/18	1,296,840	1,282,475
Series 3846, Class CK, 1.500%, 09/15/20	562,687	561,170
Total Federal Home Loan Mortgage Corporation		155,810,095

Federal National Mortgage Association - 39.4%
FNMA,
1.899%, 02/01/33 (11/25/13)[4]	1,872,967	1,987,584
1.904%, 01/01/24 (11/25/13)[4,9]	1,008,549	1,034,264
1.923%, 02/01/35 (11/25/13)[4]	6,609,970	7,011,210
1.935%, 08/01/33 (11/25/13)[4]	687,670	729,469
1.936%, 01/01/35 (11/25/13)[4]	1,233,657	1,310,507
1.944%, 01/01/35 (11/25/13)[4]	673,306	714,000
1.963%, 08/01/34 (11/25/13)[4]	436,165	457,577
1.983%, 01/01/35 (11/25/13)[4]	768,732	815,512
1.984%, 03/01/36 (11/25/13)[4]	1,006,212	1,066,158
1.996%, 10/01/34 (11/25/13)[4]	1,319,295	1,398,912
2.003%, 01/01/35 (11/25/13)[4]	3,835,990	4,063,553
2.051%, 05/01/34 to 11/01/34 (11/25/13)[4]	2,622,778	2,780,148
2.054%, 06/01/34 (11/25/13)[4]	1,229,725	1,302,045
2.102%, 01/01/43 (11/25/13)[4]	4,236,039	4,233,401
2.153%, 08/01/35 (11/25/13)[4]	702,060	735,042

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.4% (continued)
FNMA,
2.209%, 01/01/34 (11/25/13)[4]	$928,480	$968,651
2.244%, 05/01/33 (11/25/13)[4]	2,876,867	3,023,086
2.304%, 12/01/34 (11/25/13)[4]	3,424,228	3,625,659
2.322%, 06/01/33 (11/25/13)[4]	635,649	670,826
2.323%, 03/01/33 (11/25/13)[4]	680,153	720,688
2.325%, 10/01/35 (11/25/13)[4]	2,167,487	2,288,479
2.340%, 02/01/37 (11/25/13)[4]	536,213	567,637
2.349%, 09/01/33 (11/25/13)[4]	896,598	944,051
2.353%, 01/01/26 (11/25/13)[4]	420,329	434,581
2.369%, 05/01/34 (11/25/13)[4]	2,577,611	2,731,723
2.380%, 01/01/25 (11/25/13)[4]	620,657	652,029
2.384%, 08/01/36 (11/25/13)[4]	283,900	300,258
2.409%, 02/01/36 (11/25/13)[4]	3,764,161	4,004,878
2.428%, 08/01/34 (11/25/13)[4]	470,344	496,495
2.434%, 12/01/34 (11/25/13)[4]	2,948,825	3,095,134
2.447%, 09/01/33 (11/25/13)[4,9]	961,703	1,000,112
2.480%, 07/01/34 to 06/01/35 (11/25/13)[4]	2,238,564	2,361,834
2.482%, 06/01/35 (11/25/13)[4]	248,235	264,190
2.492%, 11/01/34 (11/25/13)[4]	5,397,283	5,730,281
2.494%, 04/01/34 (11/25/13)[4]	802,906	854,630
2.497%, 04/01/34 (11/25/13)[4]	944,428	1,005,536
2.505%, 05/01/36 (11/25/13)[4]	115,950	121,897
2.536%, 01/01/33 to 01/01/36 (11/25/13)[4]	5,190,247	5,527,822
2.539%, 01/01/36 (11/25/13)[4]	107,497	114,561
2.574%, 12/01/33 (11/25/13)[4]	796,057	849,277
2.636%, 06/01/34 (11/25/13)[4]	3,406,760	3,621,036
2.676%, 01/01/34 (11/25/13)[4]	2,902,088	3,066,266
2.699%, 01/01/33 (11/25/13)[4]	1,306,679	1,384,003
2.739%, 01/01/36 (11/25/13)[4]	70,583	75,747
2.741%, 09/01/37 (11/25/13)[4]	261,311	278,890
3.500%, TBA	2,400,000	2,524,125
4.000%, 10/01/21 to 12/01/26	770,890	818,566
4.500%, 04/01/19 to 11/01/29	5,928,533	6,382,292
5.000%, 03/01/18 to 03/01/25[9]	13,748,130	14,671,793
5.500%, 10/01/17 to 07/01/26[9]	23,352,334	25,020,275
6.000%, 03/01/17 to 07/01/25[9]	13,255,121	14,409,263
6.500%, 04/01/17 to 08/01/32[9]	1,427,552	1,553,754
7.000%, 09/01/14 to 11/01/22	3,792,576	4,196,778
7.500%, 08/01/33 to 09/01/33	112,166	132,032
FNMA Grantor Trust,
Series 2002-T5, Class A1, 0.419%, 05/25/32 (10/25/13)[4]	389,745	382,801
Series 2003-T4, Class A1, 0.400%, 09/26/33 (10/28/13)[4]	15,422	15,213

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Federal National Mortgage Association - 39.4% (continued)
FNMA REMICS,
Class 1994-76, Series J, 5.000%, 04/25/24	$349,261	$366,545
Series 2001-63, Class FA, 0.729%, 12/18/31 (10/18/13)[4,10]	767,439	772,932
Series 2002-47, Class FD, 0.579%, 08/25/32 (10/25/13)[4,10]	738,422	739,133
Class 2002-56, Series UC, 5.500%, 09/25/17	602,163	636,700
Series 2002-74, Class FV, 0.629%, 11/25/32 (10/25/13)[4]	1,322,856	1,324,645
Series 2003-2, Class FA, 0.679%, 02/25/33 (10/25/13)[4]	770,116	774,122
Class 2003-3, Series HJ, 5.000%, 02/25/18	298,712	315,738
Class 2004-1, Series AC, 4.000%, 02/25/19	197,490	206,389
Class 2004-21, Series AE, 4.000%, 04/25/19	759,525	795,120
Class 2004-27, Series HB, 4.000%, 05/25/19	395,519	415,704
Class 2004-78, Series AC, 5.000%, 05/25/32	657,372	674,505
Class 2005-8, Series EB, 4.500%, 07/25/19	253,828	255,552
Class 2005-13, Series AF, 0.579%, 03/25/35 (10/25/13)	1,186,327	1,187,478
Class 2005-19, Series PA, 5.500%, 07/25/34	239,152	262,707
Class 2005-29, Series TC, 5.000%, 04/25/35	214,575	221,423
Class 2005-51, Series ND, 5.500%, 11/25/33	704,266	719,858
Class 2005-58, Series EP, 5.500%, 07/25/35	337,124	370,448
Series 2005-68, Class PB, 5.750%, 07/25/35	159,403	173,686
Class 2005-68, Series PC, 5.500%, 07/25/35	544,952	590,848
Class 2005-93, Series HD, 4.500%, 11/25/19	96,986	97,588
Class 2005-100, Series GC, 5.000%, 12/25/34	1,220,891	1,258,630
Class 2006-18, Series PD, 5.500%, 08/25/34	228,224	238,192
Series 2007-56, Class FN, 0.549%, 06/25/37 (10/25/13)[4]	526,956	527,247
Class 2007-65, Series GB, 5.000%, 10/25/33	745,844	762,887
Class 2008-18, Series HD, 4.000%, 12/25/18	2,489,500	2,596,003
Class 2008-59, Series KB, 4.500%, 07/25/23	387,555	408,098
Class 2008-81, Series KA, 5.000%, 10/25/22	116,098	118,905
Class 2009-55, Series PC, 5.000%, 09/25/36	297,056	302,806
Series 2010-12, Class AC, 2.500%, 12/25/18	301,057	305,638
Class 2010-67, Series LP, 3.250%, 10/25/37	401,847	407,215
Class 2011-40, Series DK, 4.000%, 11/25/37	1,082,713	1,110,471
FNMA Whole Loan,
Series 2003-W1, Class 2A, 6.760%, 12/25/42[5]	23,776	27,328
Series 2003-W4, Class 4A, 7.110%, 10/25/42[5,9]	639,278	742,235
Series 2003-W13, Class AV2, 0.459%, 10/25/33 (10/25/13)[4,10]	45,609	43,422
Series 2004-W5, Class F1, 0.629%, 02/25/47 (10/25/13)[4]	629,579	630,855
Series 2004-W14, Class 1AF, 0.579%, 07/25/44 (10/25/13)[4,9]	2,556,642	2,552,971
Series 2005-W2, Class A1, 0.379%, 05/25/35 (10/25/13)[4,9]	2,230,451	2,205,119
Total Federal National Mortgage Association		175,665,674

Government National Mortgage Association - 3.8%
GNMA,
0.732%, 11/16/30 to 01/16/40 (10/16/13)[4]	2,585,416	2,612,728

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 3.8% (continued)
GNMA,
1.625%, 12/20/21 to 03/20/37 (10/20/13)[4,9]	$2,840,955	$2,955,889
1.750%, 09/20/22 to 09/20/35 (11/20/13)[4,9]	4,491,976	4,664,142
2.000%, 06/20/22 (11/20/13)[4]	67,581	70,147
2.500%, 07/20/18 to 08/20/21 (11/20/13)[4]	66,084	68,566
2.750%, 10/20/17 (11/20/13)[4,9]	24,936	25,975
3.000%, 11/20/17 to 03/20/21 (11/20/13)[4]	92,203	96,388
3.500%, 07/20/18 (11/20/13)[4]	29,769	31,152
4.000%, 09/15/18	475,230	505,028
4.500%, 04/15/18 to 07/20/35	3,003,378	3,209,579
5.000%, 06/20/19 to 04/20/20	628,996	671,223
5.500%, 06/17/16 to 04/20/32	1,851,983	1,962,410
9.500%, 12/15/17	4,275	4,564
Total Government National Mortgage Association		16,877,791

Interest Only Strips - 2.3%
FHLMC,
Series 215, Class IO, 8.000%, 06/15/31[10]	160,941	31,585
Series 233, Class 5, 4.500%, 09/15/35	89,087	13,568
FHLMC REMICS,
Series 2530, Class QI, 6.818%, 01/15/32 (10/15/13)[4]	224,567	37,027
Series 2637, Class SI, 5.818%, 06/15/18 (10/15/13)[4]	214,214	15,993
Series 2649, Class IM, 7.000%, 07/15/33	454,086	117,282
Series 2763, Class KS, 6.468%, 10/15/18 (10/15/13)[4]	478,527	30,084
Series 2877, Class GS, 6.518%, 11/15/18 (10/15/13)[4]	88,228	1,205
Series 2922, Class SE, 6.568%, 02/15/35 (10/15/13)[4]	398,949	68,715
Series 2934, Class HI, 5.000%, 02/15/20	148,555	15,143
Series 2934, Class KI, 5.000%, 02/15/20	98,778	9,681
Series 2965, Class SA, 5.868%, 05/15/32 (10/15/13)[4]	979,485	137,760
Series 2967, Class JI, 5.000%, 04/15/20	460,192	48,182
Series 2980, Class SL, 6.518%, 11/15/34 (10/15/13)[4]	519,899	95,057
Series 2981, Class SU, 7.618%, 05/15/30 (10/15/13)[4]	444,561	89,629
Series 3031, Class BI, 6.508%, 08/15/35 (10/15/13)[4]	1,186,051	241,677
Series 3065, Class DI, 6.438%, 04/15/35 (10/15/13)[4]	1,052,130	208,265
Series 3114, Class GI, 6.418%, 02/15/36 (10/15/13)[4]	1,803,797	339,905
Series 3308, Class S, 7.018%, 03/15/32 (10/15/13)[4]	917,120	145,100
Series 3424, Class XI, 6.388%, 05/15/36 (10/15/13)[4]	963,453	159,780
Series 3489, Class SD, 7.618%, 06/15/32 (10/15/13)[4]	498,232	90,657
Series 3606, Class SN, 6.068%, 12/15/39 (10/15/13)[4]	1,323,708	193,180
Series 3685, Class EI, 5.000%, 03/15/19	1,661,472	128,357
Series 3731, Class IO, 5.000%, 07/15/19	774,499	60,777
Series 3882, Class AI, 5.000%, 06/15/26	352,010	32,046
Series 3995, Class KI, 3.500%, 02/15/27	1,476,959	178,623
FNMA,
Series 92, Class 2, 9.000%, 12/15/16[10]	11,649	1,358

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
FNMA,
Series 306, Class IO, 8.000%, 05/01/30[10]	$118,131	$22,999
Series 365, Class 4, 5.000%, 04/01/36	129,067	21,780
FNMA REMICS,
Series 2001-82, Class S, 7.651%, 05/25/28 (10/25/13)[4,10]	408,843	86,764
Series 2003-48, Class SJ, 5.821%, 06/25/18 (10/25/13)[4]	273,353	21,255
Series 2003-73, Class SM, 6.421%, 04/25/18 (10/25/13)[4]	262,764	17,443
Series 2004-49, Class SQ, 6.871%, 07/25/34 (10/25/13)[4]	330,958	64,749
Series 2004-51, Class SX, 6.941%, 07/25/34 (10/25/13)[4]	571,644	101,119
Series 2004-64, Class SW, 6.871%, 08/25/34 (10/25/13)[4]	1,467,010	244,304
Series 2004-66, Class SE, 6.321%, 09/25/34 (10/25/13)[4]	232,076	38,920
Series 2005-5, Class SD, 6.521%, 01/25/35 (10/25/13)[4]	459,987	73,596
Series 2005-12, Class SC, 6.571%, 03/25/35 (10/25/13)[4]	544,319	96,241
Series 2005-45, Class SR, 6.541%, 06/25/35 (10/25/13)[4]	1,293,623	216,092
Series 2005-65, Class KI, 6.821%, 08/25/35 (10/25/13)[4]	2,949,259	541,616
Series 2005-66, Class GS, 6.671%, 07/25/20 (10/25/13)[4]	259,894	33,686
Series 2005-67, Class SM, 5.971%, 08/25/35 (10/25/13)[4]	248,318	35,641
Series 2006-3, Class SA, 5.971%, 03/25/36 (10/25/13)[4]	587,618	90,467
Series 2007-75, Class JI, 6.366%, 08/25/37 (10/25/13)[4]	334,913	47,720
Series 2007-85, Class SI, 6.281%, 09/25/37 (10/25/13)[4]	640,108	97,919
Series 2008-86, Class IO, 4.500%, 03/25/23	1,584,770	122,504
Series 2008-87, Class AS, 7.471%, 07/25/33 (10/25/13)[4]	1,886,177	321,617
Series 2010-37, Class GI, 5.000%, 04/25/25	2,279,853	157,191
Series 2010-65, Class IO, 5.000%, 09/25/20	2,151,699	186,307
Series 2010-68, Class SJ, 6.371%, 07/25/40 (10/25/13)[4]	609,432	100,098
Series 2010-105, Class IO, 5.000%, 08/25/20	793,555	76,356
Series 2010-121, Class IO, 5.000%, 10/25/25	865,164	73,273
Series 2011-69, Class AI, 5.000%, 05/25/18	2,668,581	188,758
Series 2011-88, Class WI, 3.500%, 09/25/26	1,687,499	225,485
Series 2011-124, Class IC, 3.500%, 09/25/21	2,932,822	226,444
Series 2012-126, Class SJ, 4.821%, 11/25/42 (10/25/13)[4]	6,113,073	961,306
GNMA,
Series 1999-40, Class TW, 6.820%, 02/17/29 (10/17/13)[4]	613,392	115,644
Series 2002-7, Class ST, 7.320%, 08/17/27 (10/17/13)[4]	536,282	113,365
Series 2010-147, Class IG, 2.000%, 11/16/13	12,995,204	20,137
Series 2011-32, Class KS, 11.735%, 06/16/34 (10/16/13)[4]	1,152,288	309,410
Series 2011-94, Class IS, 6.518%, 06/16/36 (10/16/13)[4]	808,244	138,153
Series 2011-146, Class EI, 5.000%, 11/16/41	481,120	107,842
Series 2011-157, Class SG, 6.420%, 12/20/41 (10/20/13)[4]	1,629,876	386,665
Series 2011-167, Class IO, 5.000%, 12/16/20	4,057,688	349,440
Series 2012-34, Class KS, 5.868%, 03/16/42 (10/16/13)[4]	3,954,947	837,451
Series 2012-69, Class QI, 4.000%, 03/16/41	2,145,094	405,617
Series 2012-96, Class IC, 3.000%, 08/20/27	1,312,297	160,594

Managers Short Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
GNMA,
Series 2012-101, Class AI, 3.500%, 08/20/27	$1,234,285	$163,392
Series 2012-103, Class IB, 3.500%, 04/20/40	1,498,521	235,224
Total Interest Only Strips		10,325,220

U.S. Government Obligations - 0.9%
U.S. Treasury Inflation Linked Notes, 2.375%, 01/15/25	3,222,076	3,845,599
Total U.S. Government and Agency Obligations (cost $357,906,218)		362,524,379

Short-Term Investments - 15.3%

U.S. Government and Agency Discount Notes - 9.8%
FHLMC, 0.06%, 01/23/14[12]	15,900,000	15,898,998
FHLMC, 0.05%, 02/11/14[12]	2,300,000	2,299,745
FHLMC, 0.06%, 02/19/14[12]	10,000,000	9,998,830
FHLMC, 0.06%, 06/04/14[12]	2,483,000	2,481,982
FNMA, 0.04%, 01/27/14[12]	13,085,000	13,084,136
Total U.S. Government and Agency Discount Notes		43,763,691

U.S. Treasury Bills - 0.2%
U.S. Treasury Bills, 0.02%, 10/24/13[12,13]	1,000,000	999,982

	Shares
Other Investment Companies - 5.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	23,548,119	23,548,119

Total Short-Term Investments (cost $68,297,215)		68,311,792

Total Investments - 106.1% (cost $469,604,951)		472,719,698
Other Assets, less Liabilities - (6.1)%		(27,088,410)
Net Assets - 100.0%		$445,631,288

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments

September 30, 2013 (unaudited)

	Principal Amount	Value
Mortgage-Backed Securities - 7.2%
American Home Mortgage Assets LLC, Series 2005-1, Class 1A1, 2.975%, 11/25/35 (11/25/13)[4]	$89,415	$69,561
American Home Mortgage Investment Trust,
Series 2004-1, Class 4A, 2.373%, 04/25/44 (11/25/13)[4]	139,558	130,601
Series 2004-4, Class 4A, 2.393%, 02/25/45 (11/25/13)[4]	539,295	539,921
Series 2005-1, Class 5A1, 2.373%, 06/25/45 (11/25/13)[4]	58,771	56,609
Series 2005-1, Class 6A, 2.373%, 06/25/45 (11/25/13)[4]	1,174,017	1,082,546
Bank of America Funding Corp., Series 2004-B, Class 1A2, 2.985%, 12/20/34 (11/20/13)[5]	148,284	125,573
Bank of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2006-6, Class A2, 5.309%, 10/10/45	1,137,967	1,147,251
Series 2007-3, Class A2, 5.857%, 06/10/49[5]	124,566	124,516
Bear Stearns Alt-A Trust, Series 2005-3, Class 2A3, 2.703%, 04/25/35 (11/25/13)[4]	139,260	115,139
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2005-PWR9, Class A3, 4.868%, 09/11/42	1,000,000	1,007,271
Series 2006-PW11, Class A2, 5.562%, 03/11/39[5]	53,114	53,527
Citigroup Commercial Mortgage Trust, Series 2005-C3, Class A2, 4.639%, 05/15/43	4,263	4,262
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A4, 5.658%, 10/15/48	1,094,381	1,108,731
Countrywide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.479%, 05/25/35 (10/25/13)[4]	73,980	72,536
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-R2, Class 1AF1, 0.599%, 11/25/34 (10/25/13) (a)[4,10]	185,185	160,306
Series 2005-HYB2, Class 1A4, 3.061%, 05/20/35 (11/20/13)[4]	110,859	101,971
Series 2005-HYB8, Class 1A1, 2.560%, 12/20/35 (11/20/13)[4]	117,733	92,726
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class A3, 4.645%, 07/15/37	833,812	845,081
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A3, 4.538%, 05/10/43	76,122	76,550
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.529%, 03/25/35 (10/25/13) (a)[4,10]	224,676	190,264
GSR Mortgage Loan Trust, Series 2004-5, Class 1A3, 1.880%, 05/25/34 (11/25/13)[4]	51,125	45,721
Harborview Mortgage Loan Trust, Series 2004-7, Class 2A2, 2.288%, 11/19/34 (11/19/13)[4]	85,998	74,816
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP1, Class A2, 4.625%, 03/15/46	16,283	16,298
Series 2006-LDP7, Class A3B, 6.056%, 04/15/45[5]	686,514	688,364
Master Alternative Loans Trust, Series 2005-2, Class 2A1, 6.000%, 01/25/35[9]	695,368	704,448
Morgan Stanley Mortgage Loan Trust, Series 2005-4, Class 2A1, 5.968%, 08/25/35[5]	1,065,767	991,037
Structured Asset Securities Corp., Series 2005-RF1, Class A, 0.529%, 03/25/35 (10/25/13) (a)[4,10]	271,840	220,280
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2, 5.500%, 10/15/48	67,683	68,165
Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	486,930	507,186
Total Mortgage-Backed Securities (cost $10,401,166)		10,421,257

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
U.S. Government and Agency Obligations - 127.0%[11]
Federal Home Loan Mortgage Corporation - 70.6%
FHLMC,
2.354%, 11/01/33 (12/15/13)[4,9]	$1,227,227	$1,298,251
2.496%, 01/01/36 (12/15/13)[4]	2,350,640	2,491,509
3.088%, 02/01/37 (12/15/13)[4]	73,664	78,307
FHLMC Gold Pool,
3.000%, TBA	900,000	930,234
3.500%, 04/01/32 to 05/01/43[9]	10,564,215	10,789,369
3.500%, TBA	7,400,000	7,604,750
4.000%, 05/01/24 to 09/01/42[9]	13,098,674	13,722,644
4.000%, TBA	19,800,000	20,694,093
4.500%, 02/01/20 to 03/01/42[9]	13,393,362	14,274,610
4.500%, TBA	6,600,000	7,024,875
5.000%, 05/01/18 to 07/01/41[9]	9,824,362	10,573,369
5.500%, 11/01/17 to 01/01/40[9]	7,836,178	8,483,238
6.000%, 09/01/17 to 01/01/24[9]	1,806,346	1,979,755
7.000%, 07/01/19	209,309	227,852
7.500%, 07/01/34[9]	1,330,839	1,579,878
Total Federal Home Loan Mortgage Corporation		101,752,734

Federal National Mortgage Association - 44.8%
FNMA,
2.054%, 06/01/34 (11/25/13)[4,9]	980,178	1,037,822
2.428%, 08/01/34 (11/25/13)[4]	376,275	397,196
3.500%, 05/01/42 to 04/01/43[9]	2,008,552	2,047,760
3.500%, TBA	14,200,000	14,564,609
4.000%, 01/01/26 to 07/01/42[9]	7,350,237	7,723,074
4.000%, TBA	4,500,000	4,758,750
4.500%, 04/01/25 to 04/01/42[9]	14,489,919	15,510,366
5.000%, 06/01/18 to 08/01/41	4,382,401	4,756,392
5.000%, TBA	2,000,000	2,168,750
5.500%, 03/01/17 to 07/01/38[9]	3,684,022	3,982,197
6.000%, 08/01/17 to 06/01/39[9]	4,004,401	4,376,802
6.500%, 11/01/28 to 07/01/32	248,090	275,808
7.000%, 11/01/22[9]	1,001,981	1,110,189
FNMA REMICS,
Series 1994-55, Class H, 7.000%, 03/25/24[9]	967,099	1,086,098
Series 2005-13, Class AF, 0.579%, 03/25/35 (10/25/13)[4,9]	636,406	637,023
FNMA Whole Loan, Series 2003-W4, Class 4A, 7.110%, 10/25/42[5]	106,546	123,706
Total Federal National Mortgage Association		64,556,542

Government National Mortgage Association - 9.3%
GNMA,
2.000%, 05/20/21 (11/20/13)[4]	22,134	22,973

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Government National Mortgage Association - 9.3% (continued)
GNMA,
3.000%, 03/20/16 to 08/20/18 (11/20/13)[4]	$175,461	$183,191
4.500%, 06/15/39 to 05/15/41	1,967,037	2,129,145
5.000%, 09/15/39 to 10/20/41[9]	7,391,165	8,093,038
5.500%, 10/15/39 to 11/15/39[9]	2,693,910	2,965,646
7.500%, 09/15/28 to 11/15/31	23,541	24,721
Total Government National Mortgage Association		13,418,714

Interest Only Strips - 2.3%
FHLMC,
Series 212, Class IO, 6.000%, 05/01/31[10]	2,388	396
Series 233, Class 5, 4.500%, 09/15/35	174,611	26,595
FHLMC REMICS,
Series 2380, Class SI, 7.718%, 06/15/31 (10/15/13)[4,10]	20,650	3,889
Series 2637, Class SI, 5.818%, 06/15/18 (10/15/13)[4]	163,989	12,243
Series 2877, Class GS, 6.518%, 11/15/18 (10/15/13)[4]	70,130	958
Series 2922, Class SE, 6.568%, 02/15/35 (10/15/13)[4]	176,993	30,485
Series 2934, Class HI, 5.000%, 02/15/20	103,988	10,600
Series 2934, Class KI, 5.000%, 02/15/20	84,668	8,298
Series 2965, Class SA, 5.868%, 05/15/32 (10/15/13)[4]	395,574	55,636
Series 2967, Class JI, 5.000%, 04/15/20	195,560	20,475
Series 2980, Class SL, 6.518%, 11/15/34 (10/15/13)[4]	235,585	43,074
Series 3031, Class BI, 6.508%, 08/15/35 (10/15/13)[4]	387,988	79,059
Series 3065, Class DI, 6.438%, 04/15/35 (10/15/13)[4]	344,179	68,129
Series 3114, Class GI, 6.418%, 02/15/36 (10/15/13)[4]	292,796	55,174
Series 3308, Class S, 7.018%, 03/15/32 (10/15/13)[4]	404,299	63,965
Series 3424, Class XI, 6.388%, 05/15/36 (10/15/13)[4]	369,873	61,340
Series 3489, Class SD, 7.618%, 06/15/32 (10/15/13)[4]	222,620	40,507
Series 3606, Class SN, 6.068%, 12/15/39 (10/15/13)[4]	497,221	72,564
Series 3685, Class EI, 5.000%, 03/15/19	744,058	57,482
Series 3731, Class IO, 5.000%, 07/15/19	341,434	26,793
Series 3882, Class AI, 5.000%, 06/15/26	440,102	40,065
Series 3995, Class KI, 3.500%, 02/15/27	1,929,854	233,396
FNMA,
Series 215, Class 2, 7.000%, 04/01/23[10]	119,907	21,106
Series 222, Class 2, 7.000%, 06/01/23[10]	11,946	2,133
Series 343, Class 2, 4.500%, 10/01/33	110,507	16,375
Series 343, Class 21, 4.000%, 09/01/18	189,077	12,037
Series 343, Class 22, 4.000%, 11/01/18	102,938	6,753
Series 351, Class 3, 5.000%, 04/01/34	138,179	24,203
Series 351, Class 4, 5.000%, 04/01/34	81,927	14,350
Series 351, Class 5, 5.000%, 04/01/34	69,434	12,162
Series 365, Class 4, 5.000%, 04/01/36	191,270	32,277
FNMA REMICS,
Series 2003-73, Class SM, 6.421%, 04/25/18 (10/25/13)[4]	201,158	13,353

Managers Intermediate Duration Government Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Interest Only Strips - 2.3% (continued)
FNMA REMICS,
Series 2004-49, Class SQ, 6.871%, 07/25/34 (10/25/13)[4]	$148,410	$29,035
Series 2004-51, Class SX, 6.941%, 07/25/34 (10/25/13)[4]	227,771	40,291
Series 2004-64, Class SW, 6.871%, 08/25/34 (10/25/13)[4]	637,508	106,165
Series 2005-12, Class SC, 6.571%, 03/25/35 (10/25/13)[4]	241,953	42,780
Series 2005-45, Class SR, 6.541%, 06/25/35 (10/25/13)[4]	525,012	87,700
Series 2005-65, Class KI, 6.821%, 08/25/35 (10/25/13)[4]	1,182,495	217,159
Series 2005-89, Class S, 6.521%, 10/25/35 (10/25/13)[4]	1,209,455	206,807
Series 2006-3, Class SA, 5.971%, 03/25/36 (10/25/13)[4]	253,897	39,089
Series 2007-75, Class JI, 6.366%, 08/25/37 (10/25/13)[4]	279,151	39,775
Series 2008-86, Class IO, 4.500%, 03/25/23	633,101	48,939
Series 2010-37, Class GI, 5.000%, 04/25/25	887,520	61,193
Series 2010-65, Class IO, 5.000%, 09/25/20	832,402	72,075
Series 2010-121, Class IO, 5.000%, 10/25/25	322,381	27,303
Series 2011-69, Class AI, 5.000%, 05/25/18	998,915	70,657
Series 2011-88, Class WI, 3.500%, 09/25/26	575,121	76,848
Series 2011-124, Class IC, 3.500%, 09/25/21	618,547	47,758
Series 2012-126, Class SJ, 4.821%, 11/25/42 (10/25/13)[4]	929,485	146,165
GNMA,
Series 1999-40, Class TW, 6.820%, 02/17/29 (10/17/13)[4]	182,622	34,430
Series 2011-32, Class KS, 11.735%, 06/16/34 (10/16/13)[4]	474,299	127,358
Series 2011-94, Class IS, 6.518%, 06/16/36 (10/16/13)[4]	359,743	61,491
Series 2011-157, Class SG, 6.420%, 12/20/41 (10/20/13)[4]	1,331,646	315,914
Series 2011-167, Class IO, 5.000%, 12/16/20	688,976	59,333
Series 2012-34, Class KS, 5.868%, 03/16/42 (10/16/13)[4]	515,010	109,052
Series 2012-69, Class QI, 4.000%, 03/16/41	405,496	76,675
Series 2012-103, Class IB, 3.500%, 04/20/40	344,229	54,034
Total Interest Only Strips		3,363,898
Total U.S. Government and Agency Obligations (cost $180,661,778)		183,091,888

Short-Term Investments - 4.9%

U.S. Government and Agency Discount Notes - 0.2%
FNMA, 0.00%, 10/01/13[12]	300,000	300,000

U.S. Treasury Bills - 0.1%
U.S. Treasury Bills, 0.02%, 10/24/13[12,13]	110,000	109,998

	Shares
Other Investment Companies - 4.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	6,612,034	6,612,034

Total Short-Term Investments (cost $7,022,030)		7,022,032

Total Investments - 139.1% (cost $198,084,974)		200,535,177
Other Assets, less Liabilities - (39.1)%		(56,383,643)
Net Assets - 100.0%		$144,151,534

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2013, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers AMG Chicago Equity Partners Balanced Fund	$41,845,397	$4,193,427	$(384,175)	$3,809,252
Managers High Yield Fund	33,413,855	1,297,253	(364,219)	933,034
Managers AMG GW&K Fixed Income Fund	124,859,007	460,559	(3,561,068)	(3,100,509)
Managers Short Duration Government Fund	469,604,951	5,728,139	(2,613,392)	3,114,747
Managers Intermediate Duration Government Fund	198,084,974	4,574,988	(2,124,785)	2,450,203

#	Rounds to less than 0.1%.
*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2013, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers High Yield Fund	$10,750,344	31.9%
Managers AMG GW&K Fixed Income Fund	2,908,750	2.4%
Managers Intermediate Duration Government Fund	570,850	0.4%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2013, amounting to the following:

Fund	Market Value	% of Net Assets
Managers AMG Chicago Equity Partners Balanced Fund	$1,495,525	3.4%
Managers High Yield Fund	853,151	2.5%
Managers AMG GW&K Fixed Income Fund	1,881,303	1.6%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown for each investment company represents the September 30, 2013, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security: The rate listed is as of September 30, 2013. Date in parentheses represents the security’s next coupon rate reset.
[5]	Variable Rate Security: The rate listed is as of September 30, 2013 and is periodically reset subject to terms and conditions set forth in the debenture.
[6]	Payment-in-kind security: A type of high yield debt instrument whose issuer has the option of making interest payments either in cash or in additional debt securities.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture.
[8]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies at September 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers AMG GW&K Fixed Income Fund	$1,224,100	1.0%

[9]	All or part of the security has been segregated for delayed delivery transactions. Delayed delivery securities market value at September 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Short Duration Government Fund	$50,783,088	11.4%
Managers Intermediate Duration Government Fund	67,451,288	46.8%

Notes to Schedule of Portfolio Investments (continued)

[10]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at September 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Short Duration Government Fund	$1,891,191	0.4%
Managers Intermediate Duration Government Fund	598,374	0.4%

[11]	The interest rate shown is the rate in effect at September 30, 2013.
[12]	Represents yield to maturity at September 30, 2013.
[13]	Some or all of this security is held as collateral for futures contracts. The collateral market value at September 30, 2013, amounted to the following:

Fund	Market Value	% of Net Assets
Managers Short Duration Government Fund	$999,982	0.22%
Managers Intermediate Duration Government Fund	109,998	0.08%

Fair Value Measurements

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securitites, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Notes to Schedule of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2013:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG Chicago Equity Partners Balanced Fund
Investments in Securities
Common Stocks†	$26,507,545	—	—	$26,507,545
Corporate Bonds and Notes††	—	$904,486	—	904,486
U.S. Government and Agency Obligations††	—	16,374,143	—	16,374,143
Short-Term Investments
Repurchase Agreements	—	1,537,541	—	1,537,541
Other Investment Companies	330,934	—	—	330,934

Total Investments in Securities	$26,838,479	$18,816,170	—	$45,654,649

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers High Yield Fund
Investments in Securities
Bank Loan Obligations	—	$388,353	—	$388,353
Common Stocks†	$220	—	—	220
Corporate Bonds and Notes††	—	32,595,942	—	32,595,942
Short-Term Investments
Repurchase Agreements	—	884,191	—	884,191
Other Investment Companies	478,183	—	—	478,183

Total Investments in Securities	$478,403	$33,868,486	—	$34,346,889

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers AMG GW&K Fixed Income Fund
Investments in Securities
Corporate Bonds and Notes††	—	$73,353,742	—	$73,353,742
Municipal Bonds	—	8,078,750	—	8,078,750
U.S. Government and Agency Obligations††	—	33,756,996	—	33,756,996
Short-Term Investments
Repurchase Agreements	—	1,931,741	—	1,931,741
Other Investment Companies	$4,637,269	—	—	4,637,269

Total Investments in Securities	$4,637,269	$117,121,229	—	$121,758,498

Notes to Schedule of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Short Duration Government Fund
Investments in Securities
Asset-Backed Securities	—	$183,175	—	$183,175
Mortgage-Backed Securities	—	41,700,352	—	41,700,352
U.S. Government and Agency Obligations††	—	362,524,379	—	362,524,379
Short-Term Investments
U.S. Government and Agency Discount Notes	—	43,763,691	—	43,763,691
U.S. Treasury Bills	—	999,982	—	999,982
Other Investment Companies	$23,548,119	—	—	23,548,119

Total Investments in Securities	$23,548,119	$449,171,579	—	$472,719,698

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$8,079	—	—	$8,079

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(2,187)	—	—	(2,187)

Total Financial Derivative Instruments	$5,892	—	—	$5,892

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Intermediate Duration Government Fund
Investments in Securities
Mortgage-Backed Securities	—	$10,421,257	—	$10,421,257
U.S. Government and Agency Obligations††	—	183,091,888	—	183,091,888
Short-Term Investments
U.S. Government and Agency Discount Notes	—	300,000	—	300,000
U.S. Treasury Bills	—	109,998	—	109,998
Other Investment Companies	$6,612,034	—	—	6,612,034

Total Investments in Securities	$6,612,034	$193,923,143	—	$200,535,177

TBA Sale Commitments	—	$(4,445,859)	—	$(4,445,859)

Financial Derivative Instruments-Assets†††
Interest Rate Contracts	$4,571	—	—	$4,571

Financial Derivative Instruments-Liabilities†††
Interest Rate Contracts	(500)	—	—	(500)

Total Financial Derivative Instruments	$4,071	—	—	$4,071

†	All common stocks held in the Funds are level 1 securities. For a detailed breakout of these securities, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes: U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Notes to Schedule of Portfolio Investments (continued)

As of September 30, 2013, the Funds had no transfers between levels from the beginning of the reporting period.

Securities Transacted on a When Issued Basis

The Managers Intermediate Duration Government Fund entered into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities. Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

At September 30, 2013, the following Fund had TBA sale commitments outstanding:

Fund	Principal Amount	Security	Current Liability
Managers Intermediate Duration Government Fund
	$500,000	FHLMC Gold Pool, 4.000%, TBA	$(522,578)
	300,000	FNMA, 3.500%, TBA	(305,391)
	2,000,000	FNMA, 5.000%, TBA	(2,168,750)
	1,350,000	GNMA, 4.500%, TBA	(1,449,140)

Total			$(4,445,859)

Futures Contracts

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

At September 30, 2013, the following Funds had open futures contracts:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Short Duration Government Fund
2-Year U.S. Treasury Note	35	Short	12/31/13	$(2,188)
3-Month Eurodollar	12	Short	12/16/13 to 03/17/14	150
5-Year Interest Rate Swap	391	Short	12/16/13	—
5-Year U.S. Treasury Note	39	Long	12/31/13	2,742
10-Year Interest Rate Swap	106	Short	12/16/13	3,313
U.S. Treasury Long Bond	30	Short	12/19/13	1,875

Total				$5,892

Notes to Schedule of Portfolio Investments (continued)

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
Managers Intermediate Duration Government Fund
2-Year U.S. Treasury Note	5	Short	12/31/13	$(312)
3-Month Eurodollar	5	Short	12/16/13	63
5-Year Interest Rate Swap	23	Short	12/16/13	—
5-Year U.S. Treasury Note	47	Long	12/31/13	3,305
10-Year Interest Rate Swap	31	Short	12/16/13	969
10-Year U.S. Treasury Note	5	Long	12/19/13	234
U.S. Treasury Long Bond	3	Long	12/19/13	(188)

Total				$4,071

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

FHLB:	Federal Home Loan Bank	GSR:	Goldman Sachs REMIC
FHLMC:	Federal Home Loan Mortgage Corp.	MTN:	Medium-Term Notes
FNMA:	Federal National Mortgage Association	REMICS:	Real Estate Mortgage Investment Conduits
GNMA:	Government National Mortgage Association	TBA:	To Be Announced
GMTN:	Global Medium-Term Notes

Security Ratings

The composition of debt holdings as a percentage of portfolio assets is as follows:

S&P/Moody’s Ratings	Gov’t/AAA	AA	A	BBB	BB	Below BB	Not Rated
Managers High Yield Fund	0.0%	0.0%	0.0%	2.7%	33.0%	62.8%	1.5%

Managers AMG GW&K Fixed Income Fund	29.6%	3.3%	15.0%	34.1%	12.1%	5.9%	0.0%

Managers Short Duration Government Fund	99.9%	0.0%	0.1%	0.0%	0.0%	0.0%	0.0%

Managers Intermediate Duration Government Fund	97.2%	0.0%	0.3%	0.5%	0.8%	1.2%	0.0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS TRUST II

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 12, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: November 12, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: November 12, 2013